                                                [LOGO] ONE GROUP(R) MUTUAL FUNDS

SPECIALIZED STRATEGIES

[LOGO] Prospectus
       One Group Real Estate Fund

     October 29, 2003

     Class A Shares
     Class B Shares
     Class C Shares

The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of
   C O N T E N T S


   Fund Summary: Investments, Risk & Performance
      One Group Real Estate Fund

   More About the Fund............................................1

      Principal Investment Strategies.............................4
      Investment Risks............................................5
      Temporary Defensive Positions...............................6
      Portfolio Turnover..........................................6

   How to Do Business with One Group Mutual Funds.................7
      Purchasing Fund Shares......................................7
      Sales Charges..............................................12
      Sales Charge Reductions and Waivers........................14
      Exchanging Fund Shares.....................................17
      Redeeming Fund Shares......................................19

   Privacy Policy................................................22

   Shareholder Information.......................................24
      Voting Rights..............................................24
      Dividend Policies..........................................24
      Tax Treatment of Shareholders..............................25
      Shareholder Statements and Reports.........................26

   Management of One Group Mutual Funds..........................27
      The Advisor................................................27
      Advisory Fees..............................................27
      The Fund Managers..........................................27


   Legal Proceedings.............................................28

   Financial Highlights..........................................33
   Appendix A: Investment Practices..............................34

O N E  G R O U P (R)
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FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Real Estate Fund

What is the goal of the Fund?

The Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities.

What are the Fund's main investment strategies?

The Fund mainly invests in common stocks of real estate investment trusts ("REITs") and other real estate companies. The Fund also invests in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. In selecting securities for the Fund, the Advisor looks for securities that it believes will provide shareholders with total returns which compare favorably with other mutual funds that invest primarily in real estate securities. For more information about the Real Estate Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."

What is a REIT?

A REIT or a real estate investment trust is a pooled investment vehicle which invests in income-producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. As part of its main investment strategy, the Fund invests in equity REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rent. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
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Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

FUND SUMMARY

Real Estate Fund

Tax Risk. REITs and other investment vehicles in which the Fund may invest are subject to complicated Internal Revenue Code rules. The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Credit Risk. A decline in the credit rating or perceived credit quality of a real estate company's debt can have a negative impact on the value of its stock. Such lower credit quality may lead to greater volatility in the price of a security held by the Fund and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell a real estate company's security.

Non-Diversified. The Fund is considered "non-diversified" which means that it may invest a greater percentage of its assets in the securities of one issuer than a diversified fund. Accordingly, the results of any one investment can have a significant impact on the Fund's performance--either good or bad. In addition, the Fund concentrates its investments in a single industry or group of industries in the real estate sector. Companies in the real estate sector include REITs and other companies engaged in the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or companies that invest in such real estate. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the real estate sector of the economy or individual industries within the real estate sector.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

O N E  G R O U P (R)
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FUND SUMMARY

Real Estate Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
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(fees paid directly from your investment)/1/                   CLASS A   CLASS B   CLASS C
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Maximum Sales Charge (Load) Imposed on Purchases               5.25%      NONE      NONE
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   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                           NONE/2/    5.00%     1.00%
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   (as a percentage of original purchase price or redemption
    proceeds, as applicable)

Redemption Fee                                                 NONE       NONE      NONE
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Exchange Fee                                                   NONE       NONE      NONE
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ANNUAL FUND OPERATING EXPENSES
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(expenses that are deducted from Fund assets)                  CLASS A   CLASS B   CLASS C
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Investment Advisory Fees                                         .74%      .74%      .74%
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Distribution [and/or Service] (12b-1) Fees                       .35%     1.00%     1.00%
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Other Expenses/3/                                                .46%      .46%      .46%
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Total Annual Fund Operating Expenses                            1.55%     2.20%     2.20%
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Fee Waiver and/or Expense Reimbursement/4/                      (.31%)    (.21%)    (.21%)
------------------------------------------------------------------------------------------
Net Expenses                                                    1.24%     1.99%     1.99%
==========================================================================================

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable.

/2/  Except for purchases of $1 million or more. Please see "Sales Charges."

/3/  Other Expenses have been estimated for the current fiscal year.

/4/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.24% for Class A shares, to 1.99% for Class B shares and to 1.99% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


            CLASS A      CLASS B        CLASS B        CLASS C        CLASS C

                         ASSUMING                      ASSUMING
                      REDEMPTION AT                 REDEMPTION AT
                        THE END OF    ASSUMING NO    THE END OF     ASSUMING NO
                       EACH PERIOD    REDEMPTION    EACH PERIOD      REDEMPTION
===============================================================================
1 Year/1/    $645         $702           $202           $302          $202
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3 Years       960          968            668            668           668
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/1/  Without contractual fee waivers, 1 Year expenses would be as follows:


Class A                     $674
Class B (with redemption)   $723
Class B (no redemption)     $223
Class C (with redemption)   $416
Class C (no redemption)     $323

More About the Fund

The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

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Principal Investment Strategies

This prospectus describes a mutual fund with the objective of providing a high level of current income and long-term capital appreciation through investments in domestic real estate securities. The Advisor selects securities for the Fund based on real estate research, individual company analysis, market strategy, and overall portfolio construction. Real estate research focuses on the real estate market in general as well as individual segments of the real estate mmarket (e.g., office, industrial, hotels, regional malls and residential). Individual company analysis and market strategy focus on the relative risks and value of individual securities in the context of the applicable segment of the real estate market. Finally, the Advisor evaluates the construction of the Fund's portfolio as a whole to evaluate if changes need to be made to take advantage of the most attractive investment opportunities. The principal investment strategies that are used to meet tthe Fund's investment objective are further described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                              FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

ONE GROUP REAL ESTATE FUND. The Fund invests in the equity securities of real estate companies.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of real estate companies operating in the United States. The real estate securities in which the Fund may invest include real estate investment trusts (REITs) and common stocks, rights or warrants to purchase common stocks, convertible securities and preferred stocks of other real estate companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

                         WHAT IS A REAL ESTATE COMPANY?

A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). Real estate companies include equity and mortgage REITs.

..    Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the real estate sector.

..    Up to 15% of the Fund's total assets may be invested in foreign securities.

..    The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its total assets in an industry or group of industries in the real estate sector.

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Investment Risks

The main risks associated with investing in the Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus.

SECURITIES OF REAL ESTATE COMPANIES. The Fund's investments will be highly concentrated in the securities of companies in industries in the real estate sector. Although the Fund does not invest in real estate directly, the Fund is subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate.

..    General or local economic conditions may have a detrimental impact on the value of real estate and real estate securities. Such conditions may contribute to a decline in the value of commercial or residential properties, extended vacancies of properties, increases in property taxes and operating expenses, and changes in interest rates.

..    The value of real estate securities may also fluctuate in response to general market conditions. These conditions include variations in supply and demand, increased competition or overbuilding, changes in existing laws and environmental issues.

..    The value of real estate securities also may be adversely affected by risk factors that impact individual properties or the issuers of particular securities including casualty or condemnation losses, legal liabilities for injury or damages, and operating losses. The performance of real estate securities is also largely dependent upon the skill of the managers and operators of the underlying real estate property.

..    The Fund may invest a significant portion of its assets in a single industry or small group of industries within the real estate sector. Such concentration increases the risk of loss to the Fund.

TAXES. REITs and other investment vehicles in which the Fund may invest are subject to complicated rules in the Internal Revenue Code (the "Code"). The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts. For example, REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT. For additional information on taxes, please read "Tax Treatment of Shareholders."

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

================================================================================

Temporary Defensive Positions

To respond to unusual market conditions, the Fund may invest its assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Fund from meeting its investment objectives.

                         WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

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Portfolio Turnover

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The Fund anticipates that it will have a portfolio turnover in excess of 50% annually.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

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Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order. The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

..    This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.


..    Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."


How much do shares cost?

..    Shares are sold at net asset value ("NAV") plus a sales charge, if any.

..    Each class of shares has a different NAV. This is primarily because each class has different distribution expenses.

..    NAV per share is calculated by dividing the total market value of the
     Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.


..    The market value of the Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund's NAV is calculated, that security may be valued by another method that the Fund believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    The Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.


How do I open an account?

1. Read the prospectus carefully, and select the share class most appropriate for you.


2.   Decide how much you want to invest.


     .    The minimum initial investment is $1000.

     . You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.


     .    Subsequent investments must be at least $25.

     . You may purchase no more than $249,999 of Class B shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.


     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-800-480-4111 to notify One Group of your purchase and authorize your financial institution to wire funds to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
        (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
        (EX: FUND 123-ACCOUNT 1234567890)
     YOUR ACCOUNT REGISTRATION
        (EX: JOHN SMITH & MARY SMITH, JTWROS)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds or the Fund are considered third party checks.

All checks must be payable to one of the following:

     .    One Group Mutual Funds; or

     .    The Fund.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.


Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
        (EX: ONE GROUP ABC FUND-A)
     YOUR FUND NUMBER & ACCOUNT NUMBER
        (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: JOHN SMITH & MARY SMITH, JTWROS)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?


Yes. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1000. To establish a Systematic Investment Plan:


..    Select the "Systematic Investment Plan" option on the Account Application
     Form.

..    Provide the necessary information about the bank account from which your investments will be made.


..    One Group may hold redemption proceeds from the sale of shares purchased under a Systematic Investment Plan until the purchase check has cleared which may be as long as five (5) business days.


..    One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

..    You may revoke your election to make systematic investments by calling
     1-800-480-4111 or by sending a letter to:


     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

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Sales Charges

The Distributor compensates Shareholder Servicing Agents who sell shares of One Group Funds. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Fund's investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.


CLASS A SHARES
--------------------------------------------------------------------------------

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

=====================================================================================
                            SALE CHARGE           SALES CHARGE         COMMISSION
                      AS A PERCENTAGE OF THE     AS A PERCENTAGE     AS A PERCENTAGE
AMOUNT OF PURCHASES       OFFERING PRICE       OF YOUR INVESTMENT   OF OFFERING PRICE
-------------------------------------------------------------------------------------
LESS THAN $50,000              5.25%                  5.54%               4.75%
-------------------------------------------------------------------------------------
$50,000-$99,999                4.50%                  4.71%               4.05%
-------------------------------------------------------------------------------------
$100,000-$249,999              3.50%                  3.63%               3.05%
-------------------------------------------------------------------------------------
$250,000-$499,999              2.50%                  2.56%               2.05%
-------------------------------------------------------------------------------------
$500,000-$999,999              2.00%                  2.04%               1.60%
-------------------------------------------------------------------------------------
$1,000,000*                    NONE                   NONE                NONE
-------------------------------------------------------------------------------------


* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.


CLASS B SHARES
--------------------------------------------------------------------------------

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

==================================
   YEARS      CDSC AS A PERCENTAGE
   SINCE        OF DOLLAR AMOUNT
 PURCHASE       SUBJECT TO CHARGE
----------------------------------
    0-1               5.00%
----------------------------------
    1-2               4.00%
----------------------------------
    2-3               3.00%
----------------------------------
    3-4               3.00%
----------------------------------
    4-5               2.00%
----------------------------------
    5-6               1.00%
----------------------------------
MORE THAN 6           NONE
----------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.


Conversion Feature


Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

..    After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.


..    You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

..    Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

..    If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

CLASS C SHARES
--------------------------------------------------------------------------------

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

=======================================
  YEARS            CDSC AS A PERCENTAGE
  SINCE              OF DOLLAR AMOUNT
PURCHASE            SUBJECT TO CHARGE
  0-1                      1.00%
---------------------------------------
AFTER FIRST YEAR           NONE
---------------------------------------

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor.

How the Class B and Class C CDSC is Calculated

..    The Fund assumes that all purchases made in a given month were made on the first day of the month.

..    The CDSC is based on the original cost of the shares.

..    No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

..    To keep your CDSC as low as possible, the Fund first will redeem the shares you have held for the longest time and thus have the lowest CDSC.

..    If you exchange Class B or Class C shares of an unrelated mutual fund for
     Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12B-1 FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Fund. These fees are called "12b-1 fees." 12b-1 fees are paid by One Group to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

..    The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution.


..    The Distributor may pay 12b-1 fees to its affiliates, including Banc One
     Investment Advisors, or any sub-advisor.


Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Sales Charge Reductions and Waivers


REDUCING YOUR CLASS A SALES CHARGES
--------------------------------------------------------------------------------

 In taking advantage of the methods listed below, you may link all One Group Funds in which you invest, as well as all One Group Funds owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Shareholder Servicing Agent or One Group that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.


There are several ways you can reduce the sales charges you pay on Class A shares:


..    Right of Accumulation: To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a Fund (except Class A shares of a money market Fund) held in:

     1.   Your account(s);

     2.   Account(s) of your spouse or domestic partner;

     3. Account(s) of children under the age of 21 who share your residential address;

     4. Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

     5.   Solely controlled business accounts; and

     6.   Single-participant retirement plans of any of the individuals in items
          (1) through (3) above.

You should inform your Shareholder Servicing Agent if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. Appropriate documentation may be required.

..    Letter of Intent: Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more One Group Funds (other than the Money Market Funds) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Shareholder Servicing Agent that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your Account Application or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.



WAIVER OF THE CLASS A SALES CHARGE
--------------------------------------------------------------------------------

No sales charge is imposed on Class A shares of the Fund if the shares were:


1.   Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

     .    One Group.

     .    Bank One Corporation and its subsidiaries and affiliates.

     .    The Distributor and its subsidiaries and affiliates.

     . State Street Bank and Trust Company and its subsidiaries and affiliates.

     . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

     . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.   Bought by:

     . Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

     . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

     . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

6. Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


7.   Bought with assets of One Group.


8. Bought in connection with plans of reorganizations of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

9.   Purchased during the Fund's special offering.


10. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.


WAIVER OF THE CLASS B AND CLASS C SALES CHARGE
--------------------------------------------------------------------------------

No sales charge is imposed on redemptions of Class B or Class C shares of the
Fund:

1. If you withdraw no more than a specified percentage (as indicated in "Can I redeem on a systematic basis?") of the current balance of the Fund each month or quarter. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."


2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.


3. Exchanged in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.


4. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

5. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.


Waiver Applicable Only to Class C Shares

1. No sales charge is imposed on Class C shares of the Fund if the shares were bought with proceeds from the sale of Class C shares of a One Group Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.


WAIVER  QUALIFICATIONS
--------------------------------------------------------------------------------

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.
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Exchanging Fund Shares

What are my exchange privileges?

You may make the following exchanges:

..    Class A shares of the Fund may be exchanged for Class I shares of the Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

..    Class B shares of the Fund may be exchanged for Class B shares of another
     One Group Fund.

..    Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term
     Bond Fund, and the Short-Term Bond Fund (collectively the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

..    Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.


One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, please call 1-800-480-4111.


One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.


Before making an exchange request, you should read the prospectus of the One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling 1-800-480-4111.


When are exchanges processed?

Exchanges are processed the same business day they are received, provided:


..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.


..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:


..    You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging, unless you qualify for a sales charge waiver.

..    If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:


     1. Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.

     2. The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.


     3. If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.


Are exchanges taxable?

Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:


..    To prevent disruptions in the management of the Fund, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Fund does not authorize market timing and use its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC. For information on minimum required balances, please read, "How do I open an account?."


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Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7)days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.

What will my shares be worth?

..    If you own Class A, Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


Can I redeem on a systematic basis?

..    If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.


..    Select the "Systematic Withdrawal Plan" option on the Account Application
     Form.

..    Specify the amount you wish to receive and the frequency of the payments.

..    You may designate a person other than yourself as the payee.

..    There is no fee for this service.

..    If you select this option, please keep in mind that:

1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.


     . If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

     . Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

     . Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

2. The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limit above, please see the Funds' Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.


3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS
--------------------------------------------------------------------------------

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund

..    Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if your account value falls below the minimum required balance. If your account is closed for this reason, you will not be charged a CDSC. For information on minimum required balances, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:


     1.   Trading on the NYSE is restricted.


     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

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One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

================================================================================


Voting Rights

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


================================================================================

Dividend Policies


Dividends

The Fund generally declares dividends on the last business day of each quarter. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Dividend Reinvestment


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.


Special Dividend Rules for Class B Shares

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

================================================================================

Tax Treatment of Shareholders

Taxation of Shareholder Transactions

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.


Taxation of Distributions

The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


Recent Tax Legislation

President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the "Act"). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. Provided that certain holding period and other requirements are met at both the shareholder and Fund level, shareholders may be eligible for reduced tax rates with respect to certain dividends that originate from REOCs that are organized as corporations. However, Fund distributions that originate from REITs will generally not qualify for reduced tax rate treatment.



Taxation of Retirement Plans

Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.


Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders. For additional information on the potential tax consequences of investing in the Fund, please see the Statement of Additional Information.


================================================================================

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

Management of One Group Mutual Funds

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The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


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Advisory Fees


Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .74% of the average daily net assets of the Fund.


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The Fund Managers

The Fund is managed by a team of Fund managers, research analysts and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

Legal Proceedings

================================================================================

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward
          J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group

          Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

 11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

O N E  G R O U P (R)
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FINANCIAL HIGHLIGHTS


This section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no financial highlights for the Fund.

Appendix A

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Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.



                                                                    Risk
Instrument                                                          Type
===============================================================================
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a mortgage pool   Prepayment
that provide for a fixed initial mortgage interest rate for a       Market
specified period of time, after which the rate may be subject to    Credit
periodic adjustments.                                               Regulatory
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company              Prepayment
receivables, home equity loans, truck and auto loans, leases,       Market
credit card receivables and other securities backed by other        Credit
types of receivables or other assets.                               Regulatory
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on     Credit
and accepted by a commercial bank. Maturities are generally six     Liquidity
months or less.                                                     Market
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the right to    Management
buy, and obligates the seller of the option to sell, a security     Liquidity
at a specified price at a future date. A put option gives the       Credit
buyer the right to sell, and obligates the seller of the option     Market
to buy, a security at a specified price at a future date. The       Leverage
Fund will sell only covered call and secured put options.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated       Market
maturity.                                                           Credit
                                                                    Liquidity
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory       Credit
notes issued by corporations and other entities. Maturities         Liquidity
generally vary from a few days to nine months.                      Market
-------------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.                     Market
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can convert   Market
to common stock.                                                    Credit
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and non-convertible      Market
debt securities.                                                    Credit
-------------------------------------------------------------------------------

================================================================================
                                                                    Risk
Instrument                                                          Type
-------------------------------------------------------------------------------
Currency Futures and Related Options: The Fund may engage in        Management
transactions in financial futures and related options, which are    Liquidity
generally described above. The Fund will enter into these           Credit
transactions in foreign currencies for hedging purposes only.       Market
                                                                    Political
                                                                    Leverage
                                                                    Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and standby    Market
commitments to purchase the securities at a fixed price (usually    Liquidity
with accrued interest) within a fixed period of time following      Management
demand by the Fund.
-------------------------------------------------------------------------------
Exchange Traded Funds: Ownership in unit investment trusts,         Market
depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange traded funds or ETFs include a wide range of investments such as iShares, Standard and
Poor's Depository Receipts ("SPDRs"), and NASDAQ 100's.
-------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate mortgage       Credit
loans or mortgage pools which bear simple interest at fixed         Prepayment
annual rates and have short-to long-term final maturities.          Regulatory
                                                                    Market
-------------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign companies, as      Market
well as commercial paper of foreign issuers and obligations of      Political
foreign banks, overseas branches of U.S. banks and supranational    Liquidity
entities. Includes American Depositary Receipts, Global             Foreign
Depositary Receipts, European Depositary Receipts and American      Investment
Depositary Securities.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the future    Management
sale and purchase of a specified amount of a specified security,    Market
class of securities, or an index at a specified time in the         Credit
future and at a specified price.                                    Liquidity
                                                                    Leverage
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt instruments   Market
with interest rates that reset in the opposite direction from the   Leverage
market rate of interest to which the inverse floater is indexed.    Credit
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual funds,        Market
including One Group money market funds and shares of other money market funds for which Banc One Investment Advisors or its
affiliates serve as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or          Credit
assignments of all or a portion of loans to corporations or to      Political
governments, including governments of less developed countries      Liquidity
("LDCs").                                                           Foreign
                                                                    Investment
                                                                    Market
-------------------------------------------------------------------------------

                                                                    Risk
Instrument                                                          Type
===============================================================================
Mortgage-Backed Securities: Debt obligations secured by real        Prepayment
estate loans and pools of loans. These include collateralized       Market
mortgage obligations ("CMOs"), and Real Estate Mortgage             Credit
Investment Conduits ("REMICs").                                     Regulatory
-------------------------------------------------------------------------------
New Financial Products: New options and futures contracts, and      Management
other financial products continue to be developed and the Funds     Credit
may invest in such options, contracts and products.                 Market
                                                                    Liquidity
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a dividend    Market
at a specified rate and has preference over common stock in the payment of dividends and in liquidation.
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment          Liquidity
vehicles that invest primarily in income producing real estate or   Management
real estate related loans or interest.                              Market
                                                                    Regulatory
                                                                    Tax
                                                                    Prepayment
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the           Credit
simultaneous commitment to return the security to the seller at     Market
an agreed upon price on an agreed upon date. This is treated as a   Liquidity
loan.
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the          Liquidity
Securities Act of 1933, such as privately placed commercial paper   Market
and Rule 144A securities.
-------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with preferred    Market
stock or bonds, that give the holder the right to buy a             Credit
proportionate amount of common stock at a specified price.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's      Credit
total assets. In return, the Fund will receive cash, other          Market
securities, and/or letters of credit as collateral.                 Leverage
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements issued by banks   Credit
and highly rated U.S. insurance companies such as Guaranteed        Liquidity
Investment Contracts ("GICs") and Bank Investment Contracts         Market
("BICs").
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-class         Prepayment
mortgage securities usually structured with two classes of shares   Market
that receive different proportions of the interest and principal    Credit
from a pool of mortgage-backed obligations. These include IOs and   Regulatory
POs.
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies and      Market
instrumentalities of the U.S. government, banks, municipalities,    Management
corporations and other businesses whose interest and/or principal   Liquidity
payments are indexed to foreign currency exchange rates, interest   Credit
rates, or one or more other referenced indices.                     Foreign
                                                                    Investment
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in          Liquidity
exchange for the deposit of funds.                                  Credit
                                                                    Market
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs, and CATS.                            Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies    Market
and instrumentalities of the U.S. government. These include         Credit
Ginnie Mae, Fannie Mae, and Freddie Mac.
-------------------------------------------------------------------------------

                                                                    Risk
Instrument                                                          Type
===============================================================================
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.   Market
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest   Credit
rates which are reset daily, weekly, quarterly or some other        Liquidity
period and which may be payable to the Fund on demand.              Market
-------------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay no       Credit
interest, but are issued at a discount from their value at          Market
maturity. When held to maturity, their entire return equals the     Zero Coupon
difference between their issue price and their maturity value.
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities      Credit
which convert on a specified date to interest bearing debt          Market
securities.                                                         Zero Coupon
-------------------------------------------------------------------------------

================================================================================

Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

================================================================================


If you want more information about the Fund, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111, or by writing the Fund at:


     ONE GROUP(R) MUTUAL FUNDS
     1111 POLARIS PARKWAY
     COLUMBUS, OHIO 43271-1235

          OR VISITING

     WWW.ONEGROUP.COM


You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


(Investment Company Act File No. 811-4236)

                                                            [LOGO] ONE GROUP (R)
                                                                   Mutual Funds


TOG-F-142 (11/03)

SPECIALTY FUNDS

Prospectus                                   [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]
One Group Real Estate Fund

        October 29, 2003
        Class I Shares


        For Institutional Clients

                The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
     One Group Real Estate Fund..............................................1

MORE ABOUT THE FUND
     Principal Investment Strategies.........................................4
     Investment Risks........................................................5
     Temporary Defensive Positions...........................................6
     Portfolio Turnover......................................................6

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
     Purchasing Fund Shares..................................................7
     Exchanging Fund Shares.................................................10
     Redeeming Fund Shares..................................................12

PRIVACY POLICY..............................................................15

SHAREHOLDER INFORMATION
     Voting Rights..........................................................17
     Dividend Policies......................................................17
     Tax Treatment of Shareholders..........................................17
     Shareholder Statements and Reports.....................................19

MANAGEMENT OF ONE GROUP MUTUAL FUNDS
     The Advisor............................................................20
     The Fund Managers......................................................20

LEGAL PROCEEDINGS...........................................................21
FINANCIAL HIGHLIGHTS........................................................27
APPENDIX A: INVESTMENT PRACTICES............................................28

ONE GROUP(R)

Real Estate Fund

What is the goal of the Fund?

The Fund seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities.

What are the Fund's main investment strategies?

The Fund mainly invests in common stocks of real estate investment trusts ("REITs") and other real estate companies. The Fund also invests in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks. The Fund does not invest in real estate directly. In selecting securities for the Fund, the Advisor looks for securities that it believes will provide shareholders with total returns which compare favorably with other mutual funds that invest primarily in real estate securities. For more information about the Real Estate Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."

What is a REIT? A REIT or a real estate investment trust is a pooled investment vehicle which invests in income-producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. As part of its main investment strategy, the Fund invests in equity REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rent. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund will change every day in response to market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Real Estate Securities. The Fund's investments in real estate securities are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market.

FUND SUMMARY

Real Estate Fund

REIT Risk. In addition to the risks facing real estate securities, the Fund's investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Tax Risk. REITs and other investment vehicles in which the Fund may invest are subject to complicated Internal Revenue Code rules. The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts.

Market Risk. The Fund invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Credit Risk. A decline in the credit rating or perceived credit quality of a real estate company's debt can have a negative impact on the value of its stock. Such lower credit quality may lead to greater volatility in the price of a security held by the Fund and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell a real estate company's security.

Non-Diversified. The Fund is considered "non-diversified" which means that it may invest a greater percentage of its assets in the securities of one issuer than a diversified fund. Accordingly, the results of any one investment can have a significant impact on the Fund's performance--either good or bad. In addition, the Fund concentrates its investments in a single industry or group of industries in the real estate sector. Companies in the real estate sector include REITs and other companies engaged in the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or companies that invest in such real estate. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the real estate sector of the economy or individual industries within the real estate sector.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Section ordinarily would contain a bar chart and average annual total return table. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

FUND SUMMARY

Real Estate Fund

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                           CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                                                   .74%
--------------------------------------------------------------------------------
Other Expenses/1/                                                          .46%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.20%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                (.21%)
--------------------------------------------------------------------------------
Net Expenses                                                               .99%
--------------------------------------------------------------------------------

/1/  Other Expenses have been estimated for the current fiscal year.

/2/ Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total fund operating expenses to .99% for Class I shares for the period beginning November 1, 2003, and ending October 31, 2004.

EXAMPLES
--------------------------------------------------------------------------------

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown.

1 YEAR/1/           3 YEARS
---------------------------
$  101               $  360
---------------------------

/1/  Without contractual fee waivers, 1 Year expenses would be $122.

More About the Fund

The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

This prospectus describes a mutual fund with the objective of providing a high level of current income and long-term capital appreciation through investments in domestic real estate securities. The Advisor selects securities for the Fund based on real estate research, individual company analysis, market strategy, and overall portfolio construction. Real estate research focuses on the real estate market in general as well as individual segments of the real estate mmarket (e.g., office, industrial, hotels, regional malls and residential). Individual company analysis and market strategy focus on the relative risks and value of individual securities in the context of the applicable segment of the real estate market. Finally, the Advisor evaluates the construction of the Fund's portfolio as a whole to evaluate if changes need to be made to take advantage of the most attractive investment opportunities. The principal investment strategies that are used to meet tthe Fund's investment objective are further described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                    FUNDAMENTAL POLICIES

A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

ONE GROUP REAL ESTATE FUND. The Fund invests in the equity securities of real estate companies.

..    Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of real estate companies operating in the United States. The real estate securities in which the Fund may invest include real estate investment trusts (REITs) and common stocks, rights or warrants to purchase common stocks, convertible securities and preferred stocks of other real estate companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

               WHAT IS A REAL ESTATE COMPANY?

A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). Real estate companies include equity and mortgage REITs.

..    Up to 20% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the real estate sector.

..    Up to 15% of the Fund's total assets may be invested in foreign securities.

..    The Fund concentrates its investments in the real estate sector. This means that, under normal circumstances, the Fund will invest at least 25% of its total assets in an industry or group of industries in the real estate sector.

INVESTMENT RISKS

The main risks associated with investing in the Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus.

SECURITIES OF REAL ESTATE COMPANIES. The Fund's investments will be highly concentrated in the securities of companies in industries in the real estate sector. Although the Fund does not invest in real estate directly, the Fund is subject to investment risks that are similar to those associated with direct ownership of real estate. As a result, the Fund's performance is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate.

..    General or local economic conditions may have a detrimental impact on the value of real estate and real estate securities. Such conditions may contribute to a decline in the value of commercial or residential properties, extended vacancies of properties, increases in property taxes and operating expenses, and changes in interest rates.

..    The value of real estate securities may also fluctuate in response to general market conditions. These conditions include variations in supply and demand, increased competition or overbuilding, changes in existing laws and environmental issues.

..    The value of real estate securities also may be adversely affected by risk factors that impact individual properties or the issuers of particular securities including casualty or condemnation losses, legal liabilities for injury or damages, and operating losses. The performance of real estate securities is also largely dependent upon the skill of the managers and operators of the underlying real estate property.

..    The Fund may invest a significant portion of its assets in a single industry or small group of industries within the real estate sector. Such concentration increases the risk of loss to the Fund.

TAXES. REITs and other investment vehicles in which the Fund may invest are subject to complicated rules in the Internal Revenue Code (the "Code"). The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts. For example, REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT. For additional information on taxes, please read "Tax Treatment of Shareholders."

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

To respond to unusual market conditions, the Fund may invest its assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Fund from meeting its investment objectives.

                 WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The Fund anticipates that it will have a portfolio turnover in excess of 50% annually.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

How to Do Business with One Group Mutual Funds

PURCHASING FUND SHARES

Where can I buy shares?
You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Class I shares?
Class I shares may be purchased by:


..    Institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.


When can I buy shares?


..    Purchases may be made on any business day. This includes any day that the
     Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays:
     New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


..    Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.


..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order. The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.


..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?
..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of the
     Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

..    The market value of the Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund's NAV is calculated that security may be valued by another method that the Fund believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


..    The Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?
1.   Read the prospectus carefully.

2.   Decide how much you want to invest.

     .    The minimum initial investment is $200,000.


     . You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

     .    Subsequent investments must be at least $5,000.

     . Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b), SIMPLE IRA and wrap fee accounts). One Group reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-877-691-1118.


3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


     Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you including your social security number, tax identification number or other identifying number. One Group cannot waive these requirements. One Group is required by law to reject your new Account Application if the required identifying information is not provided.

     . We will attempt to collect any missing information required on the Account Application by either contacting you or your Shareholder Servicing Agent. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

     . Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, One Group reserves the right to close your account at the current day's NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.   Send the completed Account Application and a check to:


     ONE GROUP MUTUAL FUNDS
     P. O. BOX 8528
     BOSTON, MA 02266-8528


     . If you choose to pay by wire, please call 1-877-691-1118, and authorize a wire to:

          STATE STREET BANK AND TRUST COMPANY
          ATTN: CUSTODY AND SHAREHOLDER SERVICES
          ABA 011 000 028
          DDA 99034167
          FBO ONE GROUP FUND
            (EX: ONE GROUP ABC FUND-I)
          YOUR FUND NUMBER & ACCOUNT NUMBER
            (EX: FUND 123-ACCOUNT 123456789)
          YOUR ACCOUNT REGISTRATION
            (EX: ABC CORPORATION)

All checks must be in U.S. dollars. One Group does not accept cash, starter checks or credit card checks. One Group reserves the right to refuse "third party checks". Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

All checks must be payable to one of the following:

     .    One Group Mutual Funds; or

     .    The Fund.


5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.


Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.


..    Authorize a bank transfer or initiate a wire transfer to the following wire address:


     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167
     FBO ONE GROUP FUND
       (EX: ONE GROUP ABC FUND-I)
     YOUR FUND NUMBER & ACCOUNT NUMBER
       (EX: FUND 123-ACCOUNT 123456789)
     YOUR ACCOUNT REGISTRATION
       (EX: ABC CORPORATION)


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

What are my exchange privileges?
You may exchange:

..    Class I shares of the Fund for Class A shares of the Fund or for Class A or
     Class I shares of another One Group Fund.

..    One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..    Before making an exchange request, you should read the prospectus of the
     One Group Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any One Group Fund by contacting your Shareholder Servicing Agent, by visiting www.onegroup.com, or by calling
     1-877-691-1118.


When are exchanges processed?
Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

..    You have provided One Group with all of the information necessary to process the exchange.


..    You have contacted your Shareholder Servicing Agent, if necessary.


Are exchanges taxable?
Generally:

..    An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

..    An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

..    You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:


..    To prevent disruptions in the management of the Fund, One Group limits excessive exchange activity. Exchange activity is excessive if it exceeds two substantive exchange redemptions within 30 days of each other. For this purpose, substantive means an exchange in excess of $50,000.


..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


..    The Fund does not authorize market timing and uses it best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

..    Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

REDEEMING FUND SHARES

When can I redeem shares?
You may redeem all or some of your shares on any day that the Fund is open for business.

..    Redemption requests received before 4:00 p.m. ET (or when the NYSE closes)
     will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?
You may use any of the following methods to redeem your shares:

     1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

          ONE GROUP MUTUAL FUNDS
          P.O. BOX 8528
          BOSTON, MA 02266-8528

     2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is for shares worth $50,000 or less; and

     2.   The redemption is payable to the shareholder of record; and


     3. The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account currently designated on your One Group account.


..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


     1.   A financial institution; or


     2.   Your Shareholder Servicing Agent.


..    State Street Bank and Trust Company may charge you a wire redemption fee.
     The current fee is $7.00.

..    Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.

..    One Group may hold redemption proceeds from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as five (5) business days.

What will my shares be worth?
..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?
Yes, if you selected this option on your Account Application Form.


..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed to you at your address of record or wired to the financial institution currently designated on your One Group account.


..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.


..    The Fund does not authorize market timing and uses its best efforts to identify market timers and to prohibit such activity. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for market timing activity, the netting effect often makes it more difficult to locate and eliminate market timers from the Fund.

..    Your shares may be automatically redeemed and your account closed if you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read "How do I open an account?."


..    One Group may suspend your ability to redeem when:


     1.   Trading on the NYSE is restricted.


     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

..    You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

Privacy Policy

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

     . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

     . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

     . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

     . Information we receive from you on applications or other forms, on our website, or through other means;

     . Information we receive from you through transactions, correspondence and other communications with us; and

     . Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

VOTING RIGHTS


The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.


DIVIDEND POLICIES

DIVIDENDS


The Fund generally declares dividends on the last business day of each quarter. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


DIVIDEND REINVESTMENT


You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable," your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.


TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS


The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Long-term capital gain rates applicable to individuals have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning on or before December 31, 2008.


Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


RECENT TAX LEGISLATION
President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the "Act"). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. Provided that certain holding period and other requirements are met at both the shareholder and Fund level, shareholders may be eligible for reduced tax rates with respect to certain dividends that originate from REOCs that are organized as corporations. However, Fund distributions that originate from REITs will generally not qualify for reduced tax rate treatment.


TAXATION OF RETIREMENT PLANS


Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION


The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders. For additional information on the potential tax consequences of investing in the Fund, please see the Statement of Additional Information.


SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.


To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.


If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.


If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

THE ADVISOR


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $171 billion in assets.


ADVISORY FEES


Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .74% of the average daily net assets of the Fund.


THE FUND MANAGERS


The Fund is managed by a team of Fund managers, research analysts and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide indepth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

LEGAL PROCEEDINGS

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds (the "Funds"). Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

Bank One Corporation, Banc One Investment Advisors Corporation ("BOIA"), the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees (the "Board") that they are cooperating fully with the NYAG, the Securities and Exchange Commission (the "SEC") and other regulators in connection with inquiries into mutual fund practices.

On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

As of October 15, 2003, the following lawsuits have been filed in connection with these circumstances:

     1. On September 5, 2003, Andrew D. Mule, Maurice Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors Corporation, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     2. On September 9, 2003, Virginia Metzger, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

     3. On September 9, 2003, Allan Dworkin, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     4. On September 10, 2003, Amy Bloomfield, identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark
          A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn,

          Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the Investment Company Act of 1940, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

     5. On September 10, 2003, David Brett, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

     6. On September 10, 2003, Charles Tischler, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors Corporation, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, violated the "control person" provision of Section 15 of the Securities Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     7. On September 17, 2003, William Pelak, identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Bank One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the Investment Company Act of 1940, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     8. On September 23, 2003, Andy Huang and Aiyuan Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One

          Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
          Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     9. On October 2, 2003, Glen Robinson, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Diversified Mid Cap, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group

          Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

     10. On October 3, 2003, Norman Maged, identifying himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One

          Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

     11. On October 9, 2003, Pamela Dunlap, identifying herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund (collectively known as "One Group Funds"); Bank One Corporation; Banc One Investment Advisors; The One Group(R)Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, committed fraud in violation of Section 10(b) of the Securities Exchange Act of 1934, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisors Act of 1940. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

Financial Highlights


This section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no financial highlights for the Fund.

Appendix A

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                              RISK
INSTRUMENT                                                    TYPE
---------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a           Prepayment
mortgage pool that provide for a fixed initial mortgage       Market
interest rate for a specified period of time, after which     Credit
the rate may be subject to periodic adjustments.              Regulatory
---------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company        Prepayment
receivables, home equity loans, truck and auto loans,         Market
leases, credit card receivables and other securities backed   Credit
by other types of receivables or other assets.                Regulatory
---------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts        Credit
drawn on and accepted by a commercial bank. Maturities are    Liquidity
generally six months or less.                                 Market
---------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the       Management
right to buy, and obligates the seller of the option to       Liquidity
sell, a security at a specified price at a future date. A     Credit
put option gives the buyer the right to sell, and obligates   Market
the seller of the option to buy, a security at a specified    Leverage
price at a future date. The Funds will sell only covered
call and secured put options.
---------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a        Market
stated maturity.                                              Credit
                                                              Liquidity
---------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term            Credit
promissory notes issued by corporations and other entities.   Liquidity
Maturities generally vary from a few days to nine months.     Market
---------------------------------------------------------------------------
Common Stock: Shares of ownership of a company.               Market
---------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can     Market
convert to common stock.                                      Credit
---------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and                Market
non-convertible debt securities.                              Credit

                                                              RISK
INSTRUMENT                                                    TYPE
---------------------------------------------------------------------------
Currency Futures and Related Options: The Funds may engage    Management
in transactions in financial futures and related options,     Liquidity
which are generally described above. The Funds will enter     Credit
into these transactions in foreign currencies for hedging     Market
purposes only.                                                Political
                                                              Leverage
                                                              Foreign
                                                              Investment
---------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and      Market
standby commitments to purchase the securities at a fixed     Liquidity
price (usually with accrued interest) within a fixed period   Management
of time following demand by a Fund.
---------------------------------------------------------------------------
Exchange-Traded Funds: Ownership in unit investment trusts,   Market
depositary receipts, and other pooled investment vehicles
that hold a portfolio of securities or stocks designed to
track the price performance and dividend yield of a
particular broad based, sector or international index.
Exchange-traded funds or ETFs include a wide range of
investments such as iShares, Standard and Poor's Depository
Receipts ("SPDRs"), and NASDAQ 100's. The Equity Index Fund
invests only in SPDRs and other ETFs that track the S&P
500.
---------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate          Credit
mortgage loans or mortgage pools which bear simple interest   Prepayment
at fixed annual rates and have short-to long-term final       Regulatory
maturities.                                                   Market
---------------------------------------------------------------------------
Foreign Securities: Securities issued by foreign companies,   Market
as well as commercial paper of foreign issuers and            Political
obligations of foreign banks, overseas branches of U.S.       Liquidity
banks and supranational entities. Includes American           Foreign
Depositary Receipts, Global Depositary Receipts, European     Investment
Depositary Receipts and American Depositary Securities.
---------------------------------------------------------------------------
Futures and Related Options: A contract providing for the     Management
future sale and purchase of a specified amount of a           Market
specified security, class of securities, or an index at a     Credit
specified time in the future and at a specified price.        Liquidity
                                                              Leverage
---------------------------------------------------------------------------
Inverse Floating Rate Instruments: Floating rate debt         Market
instruments with interest rates that reset in the opposite    Leverage
direction from the market rate of interest to which the       Credit
inverse floater is indexed.

                                                              RISK
INSTRUMENT                                                    TYPE
---------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual         Market
funds, including One Group money market funds and shares of
other money market funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or
administrator. Banc One Investment Advisors will waive
certain fees when investing in funds for which it serves as
investment advisor, to the extent required by law.
---------------------------------------------------------------------------
Loan Participations and Assignments: Participations in, or    Credit
assignments of all or a portion of loans to corporations or   Political
to governments, including governments of the less developed   Liquidity
countries ("LDCs").                                           Foreign
                                                              Investment
                                                              Market
---------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by       Prepayment
real estate loans and pools of loans. These include           Market
collateralized mortgage obligations ("CMOs") and Real         Credit
Estate Mortgage Investment Conduits ("REMICs").               Regulatory
---------------------------------------------------------------------------
New Financial Products: New options and futures contracts     Management
and other financial products continue to be developed and     Credit
the Fund may invest in such options, contracts and products.  Market
                                                              Liquidity
---------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a       Market
dividend at a specified rate and has preference over common
stock in the payment of dividends and in liquidation.
---------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled investment    Liquidity
vehicles which invest primarily in income producing real      Management
estate or real estate related loans or interest.              Market
                                                              Regulatory
                                                              Tax
                                                              Prepayment
---------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the     Credit
simultaneous commitment to return the security to the         Market
seller at an agreed upon price on an agreed upon date. This   Liquidity
is treated as a loan.
---------------------------------------------------------------------------
Restricted Securities: Securities not registered under the    Liquidity
Securities Act of 1933, such as privately placed commercial   Market
paper and Rule 144A securities.
---------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with        Market
preferred stock or bonds, that give the holder the right to   Credit
buy a proportionate amount of common stock at a specified price.

                                                              RISK
INSTRUMENT                                                    TYPE
---------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the       Credit
Fund's total assets. In return, the Fund will receive cash,   Market
other securities and/or letters of credit as collateral.      Leverage
---------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements issued by   Credit
banks and highly rated U.S. insurance companies such as       Liquidity
Guaranteed Investment Contracts ("GICs") and Bank             Market
Investment Contracts ("BICs").
---------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-class   Prepayment
mortgage securities usually structured with two classes of    Market
shares that receive different proportions of the interest     Credit
and principal from a pool of mortgage-backed obligations.     Regulatory
These include IOs and POs.
---------------------------------------------------------------------------
Structured Instruments: Debt securities issued by agencies    Market
and instrumentalities of the U.S. government, banks,          Liquidity
municipalities, corporations and other businesses whose       Management
interest and/or principal payments are indexed to foreign     Credit
currency exchange rates, interest rates, or one or more       Foreign
other referenced indices.                                     Investment
---------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in    Liquidity
exchange for the deposit of funds.                            Credit
                                                              Market
---------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRs and CATS.                       Market
---------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by       Market
agencies and instrumentalities of the U.S. government.        Credit
These include Ginnie Mae, Fannie Mae and Freddie Mac.
---------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and    Market
CUBES.
---------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with      Credit
interest rates which are reset daily, weekly, quarterly or    Liquidity
some other period and which may be payable to the Fund on     Market
demand.
---------------------------------------------------------------------------
Zero Coupon Debt Securities: Bonds and other debt that pay    Credit
no interest, but are issued at a discount from their value    Market
at maturity. When held to maturity, their entire return       Zero Coupon
equals the difference between their issue price and their
maturity value.
---------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt           Credit
securities that convert on a specified date to interest       Market
bearing debt securities.                                      Zero Coupon

INVESTMENT RISKS


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.


..    Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..    Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

          Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

          Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

..    Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

..    Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..    Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.

     A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

..    Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

..    Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.


..    Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.


..    Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

..    Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

..    Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

If you want more information about the Fund, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.


How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118 or by writing the Fund at:


      ONE GROUP(R) MUTUAL FUNDS
      1111 POLARIS PARKWAY
      COLUMBUS, OHIO 43271-1235

      OR VISITING

      WWW.ONEGROUP.COM

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


TOG-I-142 (11/03)


                                             [LOGO OF ONE1GROUP(R) MUTUAL FUNDS]

                      STATEMENT OF ADDITIONAL INFORMATION

                           One Group(R) Mutual Funds
     One Group(R) Real Estate Fund (the "Real Estate Fund" or the "Fund")

                               October 29, 2003

   This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectuses for the Real Estate Fund dated October 29, 2003. This Statement of Additional Information is incorporated in its entirety into the Fund's Prospectuses. A copy of each Prospectus is available without charge by writing to One Group Administrative Services, Inc., at 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 or by calling toll free (800) 480-4111.

                               TABLE OF CONTENTS

                                                                                           Page
                                                                                           ----
THE TRUST.................................................................................   1
INVESTMENT OBJECTIVES AND POLICIES........................................................   2
Additional Information on Fund Instruments................................................   2
   Asset-Backed Securities................................................................   2
   Bank Obligations.......................................................................   2
   Commercial Paper.......................................................................   3
   Common Stock...........................................................................   3
   Convertible Securities.................................................................   3
   Demand Features........................................................................   3
   Exchange Traded Funds..................................................................   4
   Foreign Investments....................................................................   4
   Futures and Options Trading............................................................   5
   Options Contracts......................................................................   7
   Purchasing Call Options................................................................   8
   Writing (Selling) Covered Call Options.................................................   8
   Purchasing Put Options.................................................................   9
   Writing (Selling) Secured Puts.........................................................   9
   Engaging in Straddles and Spreads......................................................   9
   Risk Factors in Options Transactions...................................................   9
   Limitations on the use of Options......................................................  10
   Government Securities..................................................................  10
   Impact of Initial Public Offerings On Smaller Funds....................................  11
   Investment Company Securities..........................................................  11
   Loan Participations and Assignments....................................................  11
   Mortgage-Related Securities............................................................  11
   Mortgage-Backed Securities (CMOs and REMICs)...........................................  11
       Limitations on the Use of Mortgage-Backed Securities...............................  15
       Risk Factors of Mortgage-Related Securities........................................  15
   Preferred Stock........................................................................  16
   Real Estate Investment Trusts ("REITs")................................................  16
   Repurchase Agreements..................................................................  17
   Restricted Securities..................................................................  18
   Securities Lending.....................................................................  19
   Short Sales............................................................................  19
   Short-Term Funding Agreements..........................................................  19
   Treasury Receipts......................................................................  20
   U.S. Treasury Obligations..............................................................  20
   Variable and Floating Rate Instruments.................................................  21
   Warrants...............................................................................  21
INVESTMENT RESTRICTIONS...................................................................  22
FUNDAMENTAL POLICIES......................................................................  22
   Temporary Defensive Positions..........................................................  23
   Portfolio Turnover.....................................................................  23
TAX INFORMATION...........................................................................  24
   Additional Tax Information Concerning all Funds of the Trust...........................  24
VALUATION.................................................................................  28
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE.............  28
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................................  28
   Exchanges..............................................................................  29
   Purchases-in-Kind......................................................................  29
   Redemptions............................................................................  29

                                                                                           Page
                                                                                           ----
MANAGEMENT OF THE TRUST...................................................................  30
   Management Information.................................................................  30
   Board of Trustees......................................................................  32
   Investment Advisor.....................................................................  36
   Code of Ethics.........................................................................  36
   Portfolio Transactions.................................................................  37
   Administrator..........................................................................  38
   Distributor and Distribution Plans.....................................................  39
   Cash Compensation to Shareholder Servicing Agents......................................  39
   Custodian, Transfer Agent and Dividend Disbursing Agent................................  40
   The Subcustodian.......................................................................  40
   Domestic Fee...........................................................................  40
   International Fee......................................................................  40
   Experts................................................................................  40
ADDITIONAL INFORMATION....................................................................  41
   Description of Shares..................................................................  41
   Shareholder and Trustee Liability......................................................  42
   Performance............................................................................  43
   Calculation of Performance Data........................................................  43
   Miscellaneous..........................................................................  45
Financial Statements......................................................................  45
Appendix A--Description of Ratings........................................................ A-1

                                   THE TRUST

   One Group Mutual Funds (the "TRUST") is an open-end management investment company. The Trust was formed as a Massachusetts Business Trust on May 23, 1985. The Trust changed its name from The One Group(R) to One Group Mutual Funds in March, 1999. The Trust consists of fifty-two series of units of beneficial interest ("SHARES") each representing interests in one of fifty-two separate investment portfolios ("FUNDS").

   Information relating to the Funds other than the Real Estate Fund is contained in separate prospectuses and separate Statements of Additional Information dated November 1, 2002 and July 29, 2003 and which may be obtained by writing to the Distributor for the Trust, One Group Dealer Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240, or by calling toll free 1 (800) 480-4111.

   The Fund is non-diversified which means that it is not limited by the Investment Company Act of 1940, as amended (the "1940 ACT") in the proportion of assets it may invest in a single issuer. The Shares of the Fund will be offered in four separate classes: Class A, Class B, Class C, and Class I.

                      INVESTMENT OBJECTIVES AND POLICIES

   The following policies supplement the Fund's investment objective and policies as set forth in the Prospectuses for the Fund. The Fund is advised by Banc One Investment Advisors Corporation ("BANC ONE INVESTMENT ADVISORS" or the "ADVISOR").

Additional Information on Fund Instruments

Asset-Backed Securities

   Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

   Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, the Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, the Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

Bank Obligations

   Bank obligations consist of bankers' acceptances, certificates of deposit, and time deposits.

   Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by the Fund, a bankers' acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

   Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for purchase by the Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

   The Fund may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. The Fund may also invest in Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

   Time Deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market, and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which the Fund could purchase certificates of deposit. The Fund may utilize Demand Deposits in connection with its day-to-day operations.

Commercial Paper

   Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Fund may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, the Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund only purchases commercial paper that meets the following criteria:

   The Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody's or F2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

   The Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Common Stock

   The Fund may invest in common stock. Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible Securities

   Convertible securities are similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund bases its selection of convertible securities, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for the Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, the fund may hold such common stock in its portfolio.

Demand Features

   The Fund may acquire securities that are subject to puts and standby commitments ("DEMAND FEATURES") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Fund expects that it will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

   Under a "STAND-BY COMMITMENT," a dealer would agree to purchase, at the Fund's option, specified securities at a specified price. The Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. The Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

   The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

Exchange Traded Funds

   The Fund may invest in Exchange Traded Funds or ETFs. Exchange Traded Funds are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard and Poor's Depository Receipts are ETFs that track the S&P 500. Sector ETFs track companies represented in related industries within a sector of the economy. For example, iShares Dow Jones U.S. Healthcare Sector Index Fund is a sector ETF that tracks the Dow Jones Healthcare sector. International ETFs track a group of stocks from a specific country. For example, iShares MSCI-Australia tracks the Morgan Stanley Capital International Index for Australia Stocks.

   ETFs also may hold a portfolio of debt securities. For example, iShares Lehman 1-3 Year Treasury Bond Fund invests in a portfolio of publically issued, U.S. Treasury securities designed to track the Lehman Brothers 1-3 Year Treasury Index. Similarly, iShares GS $ Investor Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the GS $ Investop Index.

   ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange, and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

   The investment vehicles issuing ETFs are not actively managed. Rather, the investment vehicle's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

   Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Fund may invest in them. The Fund will limit its investments in any one issue of ETFs to 5% of the Fund's total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, the Fund's investments in all ETFs will not exceed 10% of the Fund's total assets, when aggregated with all other investments in investment companies.

Foreign Investments

   The Fund may invest in certain obligations or securities of foreign issuers. Possible investments include commercial paper of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result; it may be difficult to obtain information about EDRs and GDRs.

Risk Factors of Foreign Investments

      Political. Foreign investments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

      Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

      Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

   Limitations on the Use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Fund.

Futures and Options Trading

   The Fund may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund only invests in futures contracts to the extent it could invest in the underlying instrument directly.

Margin Requirements

   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

  . are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded,

  . may be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM, and

  .   are similar to good faith deposits or performance bonds.

   Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements

   In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position.

Liquidity Impact of Margin and SEC Segregation Requirements

   Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

Limits on Futures Contracts

   The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, the Real Estate Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the Fund's total assets.

Purpose of Utilizing Futures

   The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

   If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

   Risk Factors in Futures Transactions

      Liquidity. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

      Risk of Loss. Futures contracts entail risks. Although the Fund believes that the use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the Advisor's investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

      The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the amount were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

      Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                               Options Contracts

   The Fund may use options on securities or futures contracts to reduce investment risk. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (the "strike price"). The purchase price of an option is referred to as its "premium." Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. If an option is not exercised prior to its expiration, it becomes worthless. This means the buyer has lost the premium paid, while the seller (the "writer") has received a premium without being required to perform. Increased market volatility and relatively longer remaining life spans generally increase the value of options by increasing the probability of market swings favorable to the holder and unfavorable to the writer during the life of the option.

  . A CALL OPTION gives the buyer the right to purchase a security at a specified price (the "exercise price") at any time until a certain date. So long as the obligation of the writer of a call option continues, the writer may be required to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer closes the transaction by purchasing an option identical to that previously sold. To secure the writer's obligation under a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A call option is "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market level.

  . A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The writer of a put option must purchase futures contracts or securities at a strike price if the option is exercised. A put option is "in-the-money" if the strike price is above current market levels and "out-of-the-money" if the strike price is below current market levels.

  . A COVERED OPTION is an option written by a party who owns the underlying position.

  .   AN OPENING TRANSACTION is the initial purchase or sale of an option.

  . A CLOSING TRANSACTION is a transaction which effectively ends an option writer's financial exposure to an existing option obligation. A closing transaction involves entering into an option contract that has the reverse effect of that being closed out. Such an option will be on the same security with the same exercise price and expiration date as the option contract originally opened. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was written, depending in large part upon the relative price of the underlying security at the time of each transaction. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.

   Purchasing Call Options

   The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

   Writing (Selling) Covered Call Options

      The Fund may write covered call options and purchase options to close out options previously written by the Fund. The Fund's purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Fund will write covered call options on securities which, in the opinion of the Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns.

      Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.

      The security covering the call will be maintained in a segregated account with the Fund's custodian. Unlike one who owns a security not subject to an option, the Fund has no control over when it may be required to sell the underlying security, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. Additionally, when a security is called away, the Fund's turnover rate will increase, which would cause the Fund to incur additional brokerage expenses. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

   The Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging of its assets. Call options written by the Fund will normally have expiration dates of less than nine months from the date written.

   The premium received is the market value of an option. In determining whether a particular call option should be written, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

   From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

   The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing transaction on a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

   Purchasing Put Options

   The Fund may also purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by the transaction cost.

   Writing (Selling) Secured Puts

   The Fund may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

   Engaging in Straddles and Spreads

   The Fund also may engage in straddles and spreads. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Investment Advisors or the Sub-Advisor believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

   Risk Factors in Options Transactions

      Risk of Loss in Purchasing Transactions. When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of the options.

      Risk of Loss in Writing (Selling) Options. When it writes a covered call option, the Fund runs the risk that it will be forced to sell a security it owns at below its market value or, alternatively, incur a loss in otherwise extinguishing its obligation under the covered call option. When it writes a secured put option, the Fund runs the risk that it will be required to buy a security at above its market price or, alternatively, incur a loss in otherwise extinguishing its obligation under the secured put option.

      Judgment of Advisor. The successful use of the options strategies depends on the ability of the Advisor to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. The Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, however, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

      Liquidity. If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A lack of liquidity may limit the Fund's ability to realize its profits or limit its losses.

      Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

      Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

   Limitations on the use of Options

   The Fund will limit the writing of put and call options to 25% of its net assets. The Fund may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

Government Securities

   Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Investment Advisors believes that the credit risk with respect thereto is minimal.

Impact of Initial Public Offerings On Smaller Funds

   Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on the Fund to the extent it has a small asset base. A smaller fund may not experience similar performance as its assets grow.

Investment Company Securities

   The Fund may invest up to 5% of its total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which Banc One Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Fund may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Investment Advisor to the extent required by law.

Loan Participations and Assignments

   The Fund may invest in fixed and floating rate loans ("Loans"). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions ("Lenders"). Generally, the Fund invests in Loans by purchasing Loan Participations ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties.

   Typically, the Fund will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, the Fund has direct rights against the borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

   Limitations on Investments in Loan Participations and Assignments. Loan participations and assignments may be illiquid. As a result, the Fund will invest no more than 15% of its net assets in these investments. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of a Participation or Assignment for purposes of the Fund's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

   Risk Factors of Loan Participations and Assignments. The Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities when valuing the Fund's securities and calculating its net asset value.

Mortgage-Related Securities

   Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). (A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages principally secured by interests in real property and other permitted investments).

   Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

  .   various governmental agencies such as Ginnie Mae;

  .   government-related organizations such as Fannie Mae and Freddie Mac;

  . non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

   There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

      Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae's guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

      Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

      Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

   CMOs and guaranteed REMIC pass-through certificates ("REMIC CERTIFICATES") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "MORTGAGE ASSETS"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

      Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

      Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

      Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

   REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

   CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

   The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

   Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and "parallel pay" CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

   A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-BONDS"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC CERTIFICATES"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Fund may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

   Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

   In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

      Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Fund may lose money on investments in SMBS.

      Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

      Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

      Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Investment Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

   The Fund may invest in SMBS to enhance revenues or hedge against interest rate risk. The Fund may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitations on investments in illiquid securities.

   Adjustable Rate Mortgage Loans. The Fund may invest in adjustable rate mortgage loans ("ARMs"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "MORTGAGE INTEREST RATES") may be subject to periodic adjustment based on changes in the applicable index rate (the "INDEX RATE"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

   Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "MAXIMUM ADJUSTMENT"). Other ARMs ("NEGATIVELY AMORTIZING ARMs") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

   Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

   There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

   In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

   Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

   Limitations on the use of Mortgage-Backed Securities

      The Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Fund may invest in mortgage-backed securities rated in one of the two highest rating categories by at least one NRSRO at the time of investment, or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

   Risk Factors of Mortgage-Related Securities

      Tax Risk. The Fund does not currently intend to invest in REMIC residual interests. However, if the Fund were to invest in REMIC residual interests, directly, or indirectly through a REIT, it could cause tax-exempt shareholders in the Fund to realize unrelated business taxable income ("UBTI"). If a tax-exempt shareholder that is a charitable remainder trust (as defined in section 664 of the Internal Revenue Code) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. For additional information on the potential tax consequences of investing in the Fund, please read the section entitled "TAX INFORMATION".

      Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

      Interest Rate Sensitivity. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

      Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

      Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

      Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Fund invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

New Financial Products

   New options and futures contracts and other financial products, and various combinations of options and futures contracts continue to be developed. These various products may be used to adjust the risk and return characteristics of the Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistently with expectations, the performance of the Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Preferred Stock

   The Fund may invest in preferred stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

Real Estate Investment Trusts ("REITs")

   The Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

   Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

   REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

   Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

  .   limited financial resources;

  .   infrequent or limited trading;

  .   more abrupt or erratic price movements than larger company securities.

   In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P Index.

   Tax Risk. REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholder (including the Fund) would be reduced by any corporate taxes payable by the REIT.

   In addition, if the Fund were to invest in REITs that hold residual interest in REMICs, this could cause a tax-exempt shareholder in the Fund to realize unrelated business taxable income ("UBTI"). If a tax-exempt shareholder that is a charitable remainder trust (as defined in section 664 of the Internal Revenue
Code) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year.

   For additional information on the potential tax consequences of investing in the Fund, please read the section entitled "TAX INFORMATION".

Repurchase Agreements

   Under the terms of a repurchase agreement, the Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

   If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Additionally, the Fund would suffer a loss to the extent that the disposition of such securities by the Fund were delayed pending court action or prevented by applicable law. Under the Federal Bankruptcy Code, repurchase agreements where the underlying securities are direct obligations of, or are fully guaranteed as to principal and interest by, the United States or any agency of the United States qualify for an exclusion from the automatic stay of creditors' rights. With respect to repurchase agreements where the underlying securities are government securities, the Fund would be entitled, as against a claim by a trustee in bankruptcy to retain the underlying government securities. However, the Fund also may invest in repurchase agreements where the underlying securities are non-governmental securities. These repurchase agreements do not qualify for preferential treatment under the bankruptcy code and are subject to additional risks. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.

   Repurchase Agreement Counterparties. Repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees.

Restricted Securities

   The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund believes that
Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

   The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("RULE 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

  .   the frequency of trades and quotes for the security;

  . the number of dealers willing to purchase or sell the security and the number of other potential buyers;

  .   dealer undertakings to make a market in the security; and

  .   the nature of the security and the nature of the marketplace trades.

   Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

  . The 4(2) paper must not be traded flat or in default as to principal or interest;

  . The 4(2) paper must be rated in one of the two highest rating categories by a least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors to be of equivalent quality; and

  . Banc One Investment Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

  . Banc One Investment Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes the Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of One Group Mutual Funds, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% of its net assets; and

  . Banc One Investment Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

Securities Lending

   To generate additional income, the Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund receives payments from the Borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments.

Short Sales

   The Fund may engage in short sales. Short Sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of such security. Prior to initiating a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time it must be returned to the lender. Until the Fund closes the short position by replacing the borrowed security, it will maintain a segregated account with a custodian containing cash, U.S. government securities or other liquid assets. The price at the time the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund. Until the security is replaced the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The net proceeds of the short sale plus additional cash will be retained by the prime broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event the value of the securities sold short increases. Until the short position is closed out, the Fund also will incur transaction costs in effecting short sales.

   The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of the gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

   In addition to the risks described above and in the prospectus, there is the risk that the Fund may not be able to engage in short sales under SEC regulations. Under SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick" or "plus tick" or at a "zero plus tick". A security is trading at an uptick or plus tick market if last sale price for the security was at a higher price than the sale preceding it. A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

Short-Term Funding Agreements

   To enhance yield, the Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

   The Fund will purchase short-term funding agreements only from banks and insurance companies which at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 15% of the Fund's net assets will be invested in short-term funding agreements and other illiquid securities.

Structured Instruments

   Structured instruments are debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

   The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

   While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Investment Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts.

   The Fund will invest only in structured securities that are consistent with the Fund's investment objective, policies and restrictions and Banc One Investment Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

   Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of the Fund's net assets, when combined with all other illiquid investments of the Fund.

Treasury Receipts

   The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). Receipts, in which an entity other than the government separates the interest and principal components, are not considered government securities, unless such securities are issued through the Treasury STRIPS program.

U.S. Treasury Obligations

   The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Fund may also invest in Inflation Indexed Treasury Obligations.

Variable and Floating Rate Instruments

   Certain obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

   VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Investment Advisors will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

   The Fund, subject to its investment objective policies and restrictions, may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.

   A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

   As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days notice.

   Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which the Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Warrants

   The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely. In some situations, it may be advantageous for the Fund to exercise a warrant to preserve the value of the investment.

INVESTMENT RESTRICTIONS

   The following investment restrictions are FUNDAMENTAL and may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of the Fund. See "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information. Additional investment restrictions may be found in the prospectuses.

FUNDAMENTAL POLICIES

   The Fund may not:

      1. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and
   (iv) make loans to the extent permitted by an order issued by the U.S. Securities and Exchange Commission.

      2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities and
   (ii) this limitation does not apply to an industry or group of industries in the real estate sector. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and
   (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

      3. Underwrite the securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

      4. Purchase or sell commodities or commodity contracts (including futures contracts), except for bona fide hedging and other permissible purposes.

      5. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not hereby precluded).

      6. Invest in any issuer for purposes of exercising control or management.

      7. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

      8. Issue senior securities except with respect to any permissible borrowings.

      9. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector. As a matter of fundamental policy, the Fund will concentrate its investments in such securities.

      10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings.

   The Fund may:

      1. Borrow money to the extent permitted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the U.S. Securities and Exchange Commission. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

NON-FUNDAMENTAL POLICIES

   The following investment restrictions are NON-FUNDAMENTAL and therefore can be changed by the Board of Trustees without prior shareholder approval.

   The Fund may not:

      1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of its net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

      The foregoing percentage applies at the time of purchase of a security. Banc One Investment Advisors shall report to the Board of Trustees promptly if any of the Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination of change causes the Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% of its net assets.

      2. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of the Fund's net assets (taken at market value).

      3. Participate on a joint or joint and several basis in any securities trading account, except that the Fund may invest in joint accounts to the extent permitted by the Joint Account Procedures adopted by the Board.

Temporary Defensive Positions

   To respond to unusual market conditions, the Fund may invest its assets in cash or CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Fund from meeting its investment objectives. The Fund may invest up to 100% of its assets in cash or cash equivalents. Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Portfolio Turnover

   The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Fund anticipates a portfolio turnover rate well above 50%. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and additional tax consequences to investors.

                                TAX INFORMATION

Additional Tax Information

   The Fund is treated as a separate entity for federal income tax purposes and is not combined with One Group's other funds. The Fund intends to meet the requirements necessary to qualify each year as a "regulated investment company" under Subchapter M of the Code. If the Fund so qualifies, it will pay no federal income tax on the earnings it distributes to shareholders and it will eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

   In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies (to the extent such currency gains are directly related to the Fund's principal business of investing in stock or securities, or options or futures with respect to stock or securities) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term capital loss), and (b) its net tax-exempt interest. The Fund intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

   If the Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

   Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their "ordinary income" (as defined) for the calendar year, (ii) 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year (or later if the company is permitted to elect and so elects), and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the underdistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders in January generally is deemed to have been paid on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November, or December of the preceding year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund has owned for more than one year and that are properly designated by that Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

   For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

   In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided that the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. Shareholders may be eligible for such qualified dividend income with respect to certain dividends that originate from REOCs that are organized as corporations. However, Fund distributions that originate from REITs will generally not qualify for reduced tax rate treatment. Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If, as anticipated here, the aggregate qualified dividends received by the Fund during any taxable year are less than 95% of its gross income (for this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss), then the Fund will be permitted to designate income as qualified dividend income only in an amount that does not exceed the qualified dividends that the Fund itself received.

   Distributions in excess of the Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay federal income tax on amounts distributed to them, except certain organizations or entities, including private foundations, social clubs, and others, which may be subject to tax on dividends or capital gains. Each organization or entity should review its own circumstances and consult its tax advisor regarding the federal tax treatment of its income. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

   The dividends-received deduction for corporations will generally apply to the Fund's dividends paid from investment income to the extent they are derived from dividends, received by the Fund from domestic corporations, that would be entitled to such deduction in the hands of the Fund if it were a regular corporation. A corporate shareholder will only be eligible to claim a dividends-received deduction with respect to a dividend from the Fund if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. The dividends-received deduction is not available to Subchapter S corporations.

   The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months, and otherwise as short-term capital gain or loss. Long-term capital gains rates applicable to individual have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% to 15% rate brackets--for taxable years beginning on or before December 31, 2008. For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum federal income tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund shares) held by non-corporate shareholders for more than 5 years will generally be taxed at a lower maximum capital gain tax rate of 18% (or 8% in the case of such shareholders in the 10% or 15% tax bracket). The 18% rate only applies to assets the holding period for which begins after December 31, 2000.

   If a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

   Certain investment and hedging activities of the Fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between the Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders including the Funds of Funds. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

   Certain securities purchased by the Fund (such as STRIPS, CUBES, TRs, TIGRs, and CATS), as defined in the Fund's Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. The Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Investment Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

   The Fund does not currently intend to invest in REMIC residual interests. However, if the Fund were to invest in REMIC residual interests, directly, or indirectly through a REIT, under the Treasury regulations that have not yet been issued, but that may apply retroactively, a portion of the Fund's income that is attributable to REMIC residual interests (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

   In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below). Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

   The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

   U.S. Treasury Regulations affecting the application to foreign investors of the backup withholding and withholding tax rules became effective for payments made after December 31, 2000. In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

   Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

   The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. No attempt is made to present herein a complete explanation of the federal income tax treatment of the Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of the Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

   The foregoing discussion and the discussion below are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive. In particular, the Bush administration has announced a proposal to make substantial changes to tax-advantaged savings and retirement vehicles the effect of which could significantly modify, among other things, the eligibility requirements, contribution limitations and investigating parameters of such plans. The prospects for these proposals are unclear, and many of their details have not been specified. Accordingly, it is not possible to evaluate how these proposals might affect the foregoing tax discussion and the discussion below.

                                   VALUATION

Valuation of the Fund

   Domestic equity securities traded in the over-the-counter market or on a primary exchange are valued at the closing price as determined by the primary exchange, typically at 4:00 pm Eastern Time ("ET"). If no sale occurred on the valuation date, the securities are valued at the mean of the latest bid and ask quotations as of the closing of the primary exchange, typically at 4:00 pm ET. Securities for which quotations are either (1) not readily available, or (2) determined by Banc One Investment Advisors to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available quotations. Securities traded on more than one exchange will be valued at the last sale price on the principal exchange if available, and if such price is not available, will be valued at the last price on the secondary exchange. The NASD National Market System is considered an exchange.

   Fixed income securities are valued at the latest quoted sale price available at 4:00 pm ET. If no sale occurred on the valuation date, the securities are valued at the mean of the latest bid and ask quotations available at 4:00 pm ET. Securities for which there is no current trade activity and no bid/ask quotations are valued by an approved independent pricing service based on their proprietary calculation models. Securities with less than 61 days to maturity are valued at amortized cost. Amortized cost is not used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

   Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or (3) determined by Banc One Investment Advisors to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees.

   Except as noted below, foreign securities are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. This value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the close of the London Stock Exchange.

   U.K. securities, depending on which principal market the security trades, will be valued using the last available sale price or the latest mid-market price. Canadian securities, which are traded both in Canada and the United States, are valued at the latest available sale price or absent such a price, the mean of the latest bid/ask quotations on the exchange in which the security was purchased. Securities traded in South America and Central America shall be valued at their latest sale price as of 4:00 pm ET. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations as of 4:00 pm ET.

   Fair Value Procedures. In certain situations, the Fund's securities may be valued by another method that the Fund believes accurately reflects fair value in accordance with procedures approved by the Board. Fair value situations could include, but are not limited to, the following: (1) a significant event that affects the value of the Fund's securities (e.g., news relating to natural disasters affecting the issuer's operations or earnings announcements); (2) extremely illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities, (4) securities that may be defaulted or de-listed from an exchange and are no longer trading, or (5) any other circumstances in which Banc One Investment Advisors believes that market quotations are not readily available.

ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE

   The net asset value of the Fund is determined and its Class I, Class A, Class B and Class C Shares are priced as of the times specified in the Fund's Prospectus. The net asset value per share of the Fund's Class I, Class A, Class B and Class C Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Class I, Class A, Class B and Class C Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B and Class C Shares.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

   All of the classes of Shares in the Fund are sold on a continuous basis by One Group Dealer Services, Inc. ("One Group Dealer Services" or the "DISTRIBUTOR"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

   Class I Shares of the Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of Bank One Corporation and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.

   Class A, Class B and Class C Shares of the Fund may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Class I Shares. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank or insurance company (each a "SHAREHOLDER SERVICING AGENT") that has established a shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111. As disclosed in the prospectus, sales loads for Trustees and other affiliates of the Fund are waived due to their familiarity with the Fund.

Exchanges

   The exchange privileges described in the Fund's Prospectus may be exercised only in those states where the Shares of the Fund, or such other Fund of the Trust may be legally sold.

Purchases-in-Kind

   Generally, all purchases must be made in cash. However, if a shareholder purchases shares worth $10,000,000 or more, the Fund reserves the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds' Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Redemptions

   The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:

      (a) trading on the New York Stock Exchange (the "EXCHANGE") is broadly restricted by the applicable rules and regulations of the Securities and Exchange Commission,

      (b) the Exchange is closed for other than customary weekend and holiday closing,

      (c) the SEC has by order permitted such suspension, or

      (d) the SEC has declared a market emergency.

                            MANAGEMENT OF THE TRUST

Management Information

   The following table provides information concerning each Trustee and officer of the Trust.

                                                                                      Number of
                                               Term of                              Portfolios in     Other
                             Positions held Office/Length        Principal          Fund Complex  Directorships
                                with the       of Time      Occupation(s) During     Overseen by   Held by the
Name, Address, and Birthdate     Trust         Served           Past 5 Years           Trustee       Trustee
---------------------------- -------------- ------------- ------------------------- ------------- -------------
   Peter C. Marshall            Trustee,    Indefinite/   From March 2002 until          61       None
    1111 Polaris Parkway        Chairman    5/16/94-      present, self-employed
    Suite B2                                present       as a business
    Columbus, OH 43240                                    consultant. From March
    12/10/42                                              2000 through February
                                                          2002, Senior Vice
                                                          President, W.D. Hoard,
                                                          Inc. (corporate parent
                                                          of DCI Marketing, Inc.).
                                                          From November 1993 to
                                                          March 2000, President
                                                          DCI Marketing, Inc.

   Frederick W. Ruebeck         Trustee     Indefinite/   Since April 2000,              61       None
    1111 Polaris Parkway                    5/16/94-      Advisor Jerome P. Green
    Suite B2                                present       & Associates, LLC (a
    Columbus, OH 43240                                    broker-dealer). From
    10/8/39                                               January 2000 to April
                                                          2000, self-employed as a
                                                          consultant. From June
                                                          1988 to December 1999,
                                                          Director of Investments,
                                                          Eli Lilly and Company.

   Robert A. Oden, Jr.          Trustee     Indefinite/   From July 1, 2002 to           61       None
    1111 Polaris Parkway                    6/25/97-      present, President,
    Suite B2                                present       Carleton College. From
    Columbus, OH 43240                                    1995 to July 1, 2002,
    9/11/46                                               President, Kenyon
                                                          College.

   John F. Finn                 Trustee     Indefinite/   Since 1975, President of       61       Cardinal
    1111 Polaris Parkway                    5/21/98-      Gardner, Inc. (wholesale                Health, Inc.
    Suite B2                                present       distributor to outdoor                  (CAH)
    Columbus, OH 43240                                    power equipment industry)
    11/5/47

   Marilyn McCoy                Trustee     Indefinite/   Since 1985, Vice               61       None
    1111 Polaris Parkway                    4/28/99-      President of
    Suite B2                                present       Administration and
    Columbus, OH 43240                                    Planning, Northwestern
    3/18/48                                               University.

   Julius L. Pallone            Trustee     Term expires  Since 1994, President,         61       None
    1111 Polaris Parkway                    on June 30,   J.L. Pallone Associates
    Suite B2                                2005/4/28/99- (insurance consultant)
    Columbus, OH 43240                      present
    5/26/30

   Donald L. Tuttle             Trustee     Indefinite/   Since 1995, Vice               61       None
    1111 Polaris Parkway                    4/28/99-      President, Association
    Suite B2                                present       for Investment
    Columbus, OH 43240                                    Management and Research.
    10/6/34

                                                                                         Number of
                                               Term of                                 Portfolios in     Other
                             Positions held Office/Length          Principal           Fund Complex  Directorships
                                with the       of Time    Occupation(s) During Past 5   Overseen by   Held by the
Name, Address, and Birthdate     Trust         Served                Years                Trustee       Trustee
---------------------------- -------------- ------------- ---------------------------  ------------- -------------
Mark A. Beeson               President       Indefinite/  From November 2001 until          N/A           N/A
 1111 Polaris Parkway                        1/1/00-      present, Chief Financial
 Suite B2                                    present      Officer of Banc One
 Columbus, OH 43240                                       Investment Management Group
 11/13/57                                                 and Senior Managing
                                                          Director of Banc One
                                                          Investment Advisors
                                                          Corporation. From October
                                                          1999 to present, Chief
                                                          Executive Officer and
                                                          President, One Group
                                                          Administrative Services,
                                                          Inc. and Chief Executive
                                                          Officer and President, One
                                                          Group Dealer Services, Inc.
                                                          From August 1994 to October
                                                          1999, Senior Managing
                                                          Director, Banc One
                                                          Investment Advisors
                                                          Corporation.

Robert L. Young              Vice President  Indefinite/  From November 2001 until          N/A           N/A
 1111 Polaris Parkway        and Treasurer   1/1/00-      present, Senior Managing
 Suite B2                                    present      Director and Chief
 Columbus, OH 43240                                       Operating Officer of One
 1/17/63                                                  Group Mutual Funds for Banc
                                                          One Investment Management
                                                          Group. From October 1999 to
                                                          present, Vice President and
                                                          Treasurer, One Group
                                                          Administrative Services,
                                                          Inc., and Vice President
                                                          and Treasurer, One Group
                                                          Dealer Services, Inc. From
                                                          December 1996 to October
                                                          1999, Managing Director of
                                                          Mutual Fund Administration,
                                                          Banc One Investment
                                                          Advisors Corporation.

Beverly J. Langley           Vice President  Indefinite/  From June 1992 to present         N/A           N/A
 1111 Polaris Parkway                        8/15/02-     Senior Compliance Director
 Suite B2                                    present      of Banc One Investment
 Columbus, OH 43240                                       Advisors Corporation.
 10/4/56

Michael V. Wible             Secretary       Indefinite/  From January 2003 to              N/A           N/A
 1111 Polaris Parkway                        1/1/00-      present, Senior Counsel,
 Suite B2                                    present      Bank One Corporation. From
 Columbus, OH 43240                                       January 2000 through
 9/15/62                                                  December 2002, First Vice
                                                          President and Counsel, Bank
                                                          One Corporation; September
                                                          1994 to January 2000,
                                                          Counsel to Bank One
                                                          Corporation.

Gary R. Young                Assistant       Indefinite/  From October 1999 to              N/A           N/A
 1111 Polaris Parkway        Treasurer and   1/1/00-      present, Director, Mutual
 Suite B2                    Assistant       present      Fund Financial
 Columbus, OH 43240          Secretary                    Administration, One Group
 8/19/69                                                  Administrative Services,
                                                          Inc. From December 1998 to
                                                          October 1999, Director,
                                                          Mutual Fund Financial
                                                          Administration, Banc One
                                                          Investment Advisors
                                                          Corporation. From January
                                                          1995 to December 1998, Vice
                                                          President and Manager of
                                                          Mutual Fund Accounting,
                                                          Custody and Financial
                                                          Administration, First
                                                          Chicago NBD Corporation.

                                                                                         Number of
                                               Term of                                 Portfolios in     Other
                             Positions held Office/Length          Principal           Fund Complex  Directorships
                                with the       of Time    Occupation(s) During Past 5   Overseen by   Held by the
Name, Address, and Birthdate     Trust         Served                Years                Trustee       Trustee
---------------------------- -------------- ------------- ---------------------------  ------------- -------------
Jessica K. Ditullio            Assistant     Indefinite/  From January 2000 to              N/A           N/A
 1111 Polaris Parkway          Secretary     1/1/00-      present, First Vice
 Suite B2                                    present      President and Counsel, Bank
 Columbus, OH 43240                                       One Corporation; August
 9/19/62                                                  1990 to January 2000,
                                                          Counsel, Bank One
                                                          Corporation.

Nancy E. Fields                Assistant     Indefinite/  From October 1999 to              N/A           N/A
 1111 Polaris Parkway          Secretary     1/1/00-      present, Director, Mutual
 Suite B2                                    present      Fund Administration, One
 Columbus, OH 43240                                       Group Administrative
 6/22/49                                                  Services, Inc. and Senior
                                                          Project Manager, Mutual
                                                          Funds, One Group Dealer
                                                          Services, Inc. From July
                                                          1999 to October 1999,
                                                          Project Manager, One Group,
                                                          Banc One Investment
                                                          Advisors Corporation. From
                                                          January 1998 to July 1999,
                                                          Vice President, Ohio
                                                          Bankers Association. From
                                                          July 1990 through December
                                                          1997, Vice President,
                                                          Client Services, BISYS Fund
                                                          Services, Inc.

Alaina V. Metz                 Assistant     Indefinite/  From June 1995, to present,       N/A           N/A
 BISYS Fund Services, Inc.     Secretary     11/95-       Vice President, BISYS Fund
 3435 Stelzer Road                           present      Service Inc.
 Columbus, Ohio 93219
 4/7/67

   Banc One Investment Advisors, the investment adviser to the Trust, is an "affiliated person" of the Trust within the meaning of that term under the 1940 Act. Certain individuals, who are also officers of the Trust and who oversee 61 Portfolios in the Fund Complex, hold or have held positions with Banc One Investment Advisors as follows: Mark A. Beeson served as Senior Managing Director from August 1994 to October 1999 and from November 2001 until present; Robert L. Young served as Managing Director of Mutual Fund Administration from December 1996 to October 1999; Gary R. Young served as Director of Mutual Fund Financial Administration from December 1998 to October 1999; and Nancy E.
Fields served as Project Manager, One Group, from July 1999 to October 1999, and Beverly J. Langley has served as Senior Compliance Director since June 1992.

Board of Trustees

   Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust who were elected by the Shareholders of the Trust. The seven Trustees of the Trust are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of the Trust.

   Standing Committees of the Board. There are three standing committees of the Board of Trustees. The Audit Committee is comprised of all seven members of the Board of Trustees. The purposes of the Audit Committee are: (a) to oversee the Trust's accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of the Trusts' financial statements and the independent auditor therefor; (c) to act as a liaison between the Trusts' independent auditors and the full Board of Trustees and (d) to act as a qualified legal compliance committee. The Audit Committee met twice during the past fiscal year.

   The Nominations Committee identifies candidates to fill vacancies on the Board of Trustees. Peter C. Marshall and Frederick W. Ruebeck are members of the Nominations Committee. The Nominations Committee did not meet during the past fiscal year. The Nominations Committee will consider nominees recommended by Shareholders. Recommendations should be submitted to the Nominations Committee in care of One Group Mutual Funds.

   The Special Proxy Voting Committee considers and determines how to vote on behalf of the Funds with respect to specific votes referred to it by Banc One Investment Advisors. Votes referred to the Special Proxy Voting Committee are limited to those identified by Banc One Investment Advisors as both (i) involving a material conflict of interest of the investment adviser, and (ii) to be impractical and inappropriate to resolve by following the voting recommendation, if any, of an independent firm. Peter C. Marshall, John F. Finn, and Frederick W. Ruebeck are members of the Special Proxy Voting Committee. The Special Proxy Voting Committee was formed on May 15, 2003 and did not meet during the last fiscal year.

   Disinterested Trustee Positions. During 2000 and 2001, each of the Trustees was also a trustee for One Group Investment Trust, which has 9 portfolios. In addition, prior to December 31, 2000, John Finn served as an Advisory Director of Bank One, NA, an affiliate of Banc One Investment Advisors. Mr. Finn's service terminated as of December 31, 2000.

   Ownership of Securities. Because the Real Estate Fund had not commenced operations as of the date of this Statement of Additional Information, none of the Trustees have a beneficial interest in such Fund. As of December 31, 2002, each of the Trustees beneficially owned shares of other Funds of the Trust, either directly or through participation in the Fund Complex's (which includes One Group Investment Trust), either directly or through participation in the Fund Complex's Deferred Compensation Plans.

   The aggregate amount of such beneficial interest is shown in the following table:

                                                      Aggregate Dollar Range of
                                Dollar Range of         Equity Securities in
                           Equity Securities in the   All Registered Investment
                            Market Neutral Fund and     Companies overseen by
                          the Institutional Municipal    the Trustee in the
Name of Trustee                Money Market Fund       Family of Mutual Funds
---------------           --------------------------- -------------------------
Peter C. Marshall........            None                    *$100,000
Charles I. Post**........            None                 $50,001-$100,000
Frederick W. Ruebeck.....            None                 $50,001-$100,000
Robert A. Oden...........            None                 $50,001-$100,000
John F. Finn.............            None                    *$100,000
Marilyn McCoy............            None                    *$100,000
Julius L. Pallone........            None                    *$100,000
Donald L. Tuttle.........            None                    *$100,000

--------
*  means greater than.
** Charles I. Post retired as a trustee of the Trust on March 31, 2003.

   Prior to December 31, 2000, John Finn had a beneficial interest in common stock in Bank One Corporation, the indirect parent of Banc One Investment Advisors, through a deferred compensation plan. During the two year period ended December 31, 2001, the highest quarter end value of the stock was $279,245. Mr. Finn's interest in all Bank One Corporation securities terminated as of December 29, 2000.

   Offices with Companies That Have Certain Trustees or Directors. During 2000 and 2001, Frederick W. Ruebeck served as Trustee and Investment Officer for Wabash College and Joseph D. Barnette, Jr. served as trustee of that college. Mr. Barnette was CEO of Bank One, Indiana, N.A. until his retirement.

   Approval of Investment Advisory Agreement. The investment advisory agreement with Banc One Investment Advisors was formally considered by the Board of Trustees at a meeting in August of 2003 with respect to the Real Estate Fund. In conducting its review, the Board of Trustees, all of whom are independent trustees for purposes of the Investment Company Act of 1940, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided, including investment and shareholder service performance; (2) the competitiveness of the Fund's fees, costs and expense ratios with those of comparable products, and (3) other costs and benefits to Banc One Investment Advisors and its affiliates arising from the relationship with the Fund. In analyzing these factors, the Board reviewed and considered highly detailed expense and comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses of the Fund to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including continuity and turnover, investment management processes and expertise.

   The Board also considered the costs and benefits to affiliates of Banc One Investment Advisors such as costs and benefits associated with the assumption of duties as administrator to the Trust by One Group Administrative Services, Inc. Also considered was the business reputation and financial resources of Banc One Investment Advisors and its ultimate corporate parent, Bank One Corporation.

   Based on its review, the Board of Trustees approved the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of Banc One Investment Advisors' services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above. The Investment Advisory Agreement will also be subject to review and approval by the initial shareholders of the Fund.

   The Trustees of the Fund receive fees and expenses for each meeting of the Board of Trustees attended. The Compensation Table below sets forth the total compensation to the Trustees from the Trust for the fiscal year ended June 30, 2002.

                              COMPENSATION TABLE

                                                  Pension or
                                                  Retirement
                                               Benefits Accrued                      Total
                               Aggregate          as Part of    Estimated Annual Compensation
                           Compensation From      Portfolio      Benefits Upon   From the Fund
Name of Person, Position the Portfolios(1),(2)     Expenses        Retirement     Complex(3)
------------------------ --------------------- ---------------- ---------------- -------------
Peter C. Marshall,......       $127,956(5)            NA               NA          $130,000
   Trustee
Charles I. Post,........       $108,270               NA               NA          $110,000
    Trustee (retired)(4)
Frederick W. Ruebeck,...       $108,270               NA               NA          $110,000
    Trustee
Robert A. Oden, Jr.,....       $108,270(6)            NA               NA          $110,000
    Trustee
John F. Finn,...........       $108,270(7)            NA               NA          $110,000
    Trustee
Marilyn McCoy,..........       $108,270(7)            NA               NA          $110,000
    Trustee
Julius L. Pallone,......       $108,270(8)            NA               NA          $110,000
    Trustee
Donald L. Tuttle,.......       $108,270(9)            NA               NA          $110,000
    Trustee

--------
(1) Figures are for the Trust's fiscal year ended June 30, 2002. For the fiscal year ending June 30, 2002, each trustee received one fee for services to both One Group Investment Trust and One Group(R) Mutual Funds (collectively, the "Trusts"). The fee was allocated to each Trust on the basis of relative net assets. The amount reflected relates only to the fees allocated to the One Group Mutual Funds.

(2) Pursuant to an Amended and Restated Deferred Compensation Plan for Trustees of One Group Investment Trust (the "Plan") adopted at the February 13, 2002 Board of Trustee's meeting, the Trustees may defer all or a part of their compensation payable by the Trust. Under the Plan, the Trustees may specify Class I Shares of one or more funds of One Group Mutual Funds to be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee).

(3) "Fund Complex" comprises the forty-eight Funds of the Trust and the nine Portfolios of One Group Investment Trust that were operational as of June 30, 2002. Compensation for the "Portfolio Complex" is for the fiscal year ended June 30, 2002.

(4) Charles I. Post served as trustee of One Group Investment Trust and One Group Mutual Funds until his retirement on March 31, 2003. The compensation table reflects the total compensation that was paid to Mr. Post for the fiscal year ending June 30, 2002.

(5) Includes $63,935 of deferred compensation.

(6) Includes $30,000 of deferred compensation.

(7) Includes $108,270 of deferred compensation.

(8) Includes $75,800 of deferred compensation.

(9) Includes $13,514 of deferred compensation.

Investment Advisor

                   BANC ONE INVESTMENT ADVISORS CORPORATION

   Investment advisory services to the Fund are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Fund. In addition, Banc One Investment Advisors continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

   Banc One Investment Advisors is an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company located in the state of Illinois. BANK ONE CORPORATION operates banking offices in 14 states and in selected international markets. BANK ONE CORPORATION also engages in other business related to banking and finance, including credit card and merchant processing, consumer and education finance, mortgage lending and servicing, insurance, venture capital, investment and merchant banking, trust, brokerage, investment management, leasing, community development and data processing. These activities are conducted through bank subsidiaries and nonbank subsidiaries. On a consolidated basis, BANK ONE CORPORATION had assets of over $277 billion as of December 31, 2002.

   Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including One Group Mutual Funds (formerly, One Group, The One Group and the Helmsman Fund) since 1985.

   All investment advisory services are provided to the Funds by Banc One Investment Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "ADVISORY AGREEMENT"). The Advisory Agreement will continue in effect as to each Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of the applicable Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Fund's Advisor. The Advisory Agreement also terminate automatically in the event of any assignment, as defined in the 1940 Act.

   Under the Investment Advisory Agreement, Banc One Investment Advisors is entitled to a fee based on the following annual percentages of the average daily net assets of the Funds:

                          Fund             Percentage
                          ----             ----------
                          Real Estate Fund    .74%

   The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Investment Advisors in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Code of Ethics

   The Trust, Banc One Investment Advisors, and One Group Dealer Services have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. The Trust's code of ethics includes policies which require "access persons" (as defined in Rule 17j-1) to: (i) place the interest of Trust Shareholders first;
(ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Fund. The Trust's code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Fund; (ii) making to the Trust any untrue statement of a material fact or omit to state to the Trust or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Fund; or (iv) engaging in any manipulative practice with respect to the Trust or a Fund. The Trust's code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

   Banc One Investment Advisors' code of ethics requires that all employees must: (i) place the interest of the accounts which are managed by Banc One Investment Advisors first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Banc One Investment Advisors' code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as mutual fund shares and U.S. government securities).

   One Group Dealer Services' Code of Ethics requires that all employees of One Group Dealer Services must: (i) place the interest of the accounts which are managed by affiliates of One Group Dealer Services first; (ii) conduct all personal securities transactions in a manner that is consistent with the Code of Ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. One Group Dealer Services' Code of Ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in such Code of Ethics.

Portfolio Transactions

   Pursuant to the Investment Advisory Agreement, Banc One Investment Advisors determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

   Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors with respect to the Fund based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors and does not reduce the advisory fees payable to Banc One Investment Advisors. Such information may be useful to Banc One Investment Advisors in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors in carrying out its obligations to the Trust. In the last fiscal year, Banc One Investment Advisors directed brokerage commissions to brokers who provided research services to Banc One Investment Advisors. For the fiscal year ended June 30, 2002, total compensation paid to such brokers amounted to $41,095,917.

   The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of Bank One Corporation subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

   Investment decisions for the Fund are made independently from those for the other Funds or any other investment company or account managed by Banc One Investment Advisors. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, Banc One Investment Advisors may aggregate the securities to be sold or purchased by it for the Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Trust, Banc One Investment Advisors will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Investment Advisors or its parent or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Administrator

   Effective November 1, 2000, One Group Administrative Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240 began serving as administrator for the Trust ("One Group Administrative Services" or the "Administrator"). One Group Administrative Services is an affiliate of Banc One Investment Advisors, the advisor of the Trust, and an indirect wholly-owned subsidiary of Bank One Corporation.

   The Administrator assists in supervising all operations of each Fund to which it serves (other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement for that Fund). Under the Administration Agreement, the Administrator has agreed to maintain the necessary office space for the Funds, to price the Fund securities of each Fund it serves and compute the net asset value and net income of the Funds on a daily basis, to maintain each Fund's financial accounts and records, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, and generally assists in all aspects of the Trust's operations other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement.

   Unless sooner terminated, the Administration Agreement between the Trust and One Group Administrative Services will continue in effect through October 31, 2003. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement may be terminated with respect to the Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause.

   With respect to the Fund, the Administrator is entitled to a fee, for its services, which is calculated daily and paid monthly at annual rates of the Fund's average daily net assets as follows: twenty one-hundredths of one percent (.20%) of amounts included in that portion of the aggregate daily net assets of all Funds of the Trust other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement equal to or less than $1,500,000,000; eighteen one-hundredths of one percent (.18%) of amounts included in the portion of the aggregate daily net assets of all Funds of the Trust other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement between $1,500,000,000 and $2,000,000,000; and sixteen one-hundredths of one percent (.16%) of amounts included in that portion of the aggregate daily net assets of all Funds of the Trust other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement in excess of $2,000,000,000. The fees pertaining to the Market Neutral Fund shall be computed daily in amounts strictly proportionate to the amount of the Fund's average daily net assets as a percentage of the aggregate daily net assets of all Funds of the Trust other than the Institutional Money Market Funds and the Funds of Funds subject to this Agreement, and shall be paid periodically.

   The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Distributor and Distribution Plans

   Effective April 1, 2002, One Group Dealer Services, 1111 Polaris Parkway, Columbus, Ohio began serving as distributor to each Fund of the Trust pursuant to a Distribution Agreement dated as of April 1, 2002. One Group Dealer Services is an affiliate of Banc One Investment Advisors and an indirect wholly-owned subsidiary of Bank One Corporation. Unless otherwise terminated, the Distribution Agreement will continue in effect until November 30, 2003 and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Trust's Board of Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval and (b) the vote of the Trust's Board of Trustees or the vote of a majority of the outstanding voting securities of such Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days prior written notice, by the Trust's Board of Trustees, by vote of majority of the outstanding voting securities of the Trust or by the Distributor. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. One Group Dealer Services is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.

   The Distribution and Shareholder Services Plan with respect to Class A and Service Class shares was amended and restated on November 15, 2001. The Distribution and Shareholder Services Plan with respect to Class B shares and Class C shares was amended on November 15, 2001. Both Distribution and Shareholder Services Plans were approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interests in the Distributions Plans.

Cash Compensation to Shareholder Servicing Agents

   One Group Dealer Services and Banc One Investment Advisors Corporation compensate Shareholder Servicing Agents who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by One Group Dealer Services and Banc One Investment Advisors Corporation from their own resources. One Group Dealer Services may, on occasion, pay select Shareholder Servicing Agents, the entire front-end sales charge applicable to Fund shares sold by such Shareholder Servicing Agents.

   Occasionally, One Group Dealer Services and Banc One Investment Advisors Corporation, at their own expense and out of their legitimate profits, will provide cash incentives to Shareholder Servicing Agents. These cash payments may take the form of, but are not limited to, an additional commission on the sale of Fund shares subject to a contingent deferred sales charge, revenue sharing payments, and finder's fees.

   Shareholder Servicing Agents who sell over $1 million of Class A shares of the Fund receive a 1% finder's fee. For sales over $5 million to $10 million, such Shareholder Servicing Agent receive a 50 basis points finder's fee. For sales over $10 million, such Shareholder Servicing Agent receive a 25 basis points finder's fee.

   Finder's Fees for 401(k)/Defined Contribution Plans. One Group Dealer Services pays a finder's fee to Shareholder Servicing Agents on purchases of $1,000,000 or more of Class A shares of the Fund sold to qualified retirement plans (each, a "Plan"). The amount of the finder's fees is 100 basis points on gross purchases.

   One Group Dealer Services reserves the right to alter or change the finder's fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder's fee has been paid within 12 months of the purchase date, One Group Dealer Services will reclaim the finder's fee paid to the Shareholder Servicing Agent rather than charge a CDSC to the Plan.

   One Group Mutual Funds is included as an investment option in wrap accounts, asset allocation accounts, "fund supermarkets" and other similar arrangements. Brokers operating such arrangements are compensated under the Trust's 12b-1 Plans. On occasion, the fees charged by such brokers exceed the amount of the 12b-1 fee approved under the Plans. As a result, Banc One Investment Advisors Corporation and One Group Dealer Services pay the difference out of their bona fide profits.

Custodian, Transfer Agent, and Dividend Disbursing Agent

   Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company, P.O. Box 8528, Boston, Massachusetts 02266-8528, ("STATE STREET") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "CUSTODIAN AGREEMENT"). Under the Custodian Agreement, State Street:

   (i) maintains a separate account or accounts in the name of each Fund;

  (ii) makes receipts and disbursements of money on behalf of each Fund;

  (iii)collects and receives all income and other payments and distributions on account of the Funds' portfolio securities;

  (iv) responds to correspondence from security brokers and others relating to its duties; and

   (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

   State Street serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "TRANSFER AGENCY AGREEMENT"). Under the Transfer Agency Agreements, State Street has agreed:

   (i) to issue and redeem Shares of the Trust;

  (ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders;

  (iii)to respond to correspondence or inquiries by Shareholders and others relating to its duties;

  (iv) to maintain Shareholder accounts and certain sub-accounts; and

   (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

The Subcustodian

   Bank One Trust Company, N.A. (the "Subcustodian") serves as Subcustodian in connection with the Trust's securities lending activities for domestic securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian serves as Subcustodian in connection with the Trust's securities lending activities for international securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian is an indirect subsidiary of Bank One Corporation and an affiliate of Banc One Investment Advisors. The Subcustodian is entitled to a fee from the Trust under the agreements, which is calculated on an annual basis and accrued daily, equal to:

Domestic Fee

  . .05% of the value of collateral received from the borrower for each securities loan of U.S. government and agency Securities; and

  . .10% of the value of collateral received from the borrower for each loan of equities and corporate bonds.

International Fee

  . .15% of the value received from the borrower for each loan of foreign securities.

Experts

   The law firm of Ropes & Gray LLP ("Ropes & Gray"), One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. Ropes & Gray has rendered legal services to Bank One Corporation and its subsidiary banks in the past. However, Ropes & Gray no longer renders legal services to Bank One Corporation or its subsidiary banks.

                            ADDITIONAL INFORMATION

Description of Shares

   The Trust is a Massachusetts business trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 52 series of Shares, which represent interests in the following:

1.  The Prime Money Market Fund;
2.  The U.S. Treasury Securities Money Market Fund;
3.  The Municipal Money Market Fund;
4.  The Ohio Municipal Money Market Fund;
5.  The Equity Income Fund;
6.  The Mid Cap Value Fund;
7.  The Mid Cap Growth Fund;
8.  The Diversified Equity Fund;
9.  The Small Cap Growth Fund;
10. The Large Cap Value Fund;
11. The Large Cap Growth Fund;
12. The International Equity Index Fund;
13. The Equity Index Fund;
14. The Balanced Fund;
15. The Technology Fund;
16. The Income Bond Fund;
17. The Short-Term Bond Fund;
18. The Intermediate Bond Fund;
19. The Government Bond Fund;
20. The Ultra Short-Term Bond Fund;
21. The High Yield Bond Fund;
22. The Investor Growth Fund;
23. The Investor Growth & Income Fund;
24. The Investor Conservative Growth Fund;
25. The Investor Balanced Fund;
26. The Municipal Income Fund;
27. The Intermediate Tax-Free Bond Fund;
28. The Ohio Municipal Bond Fund;
29. The West Virginia Municipal Bond Fund;
30. The Kentucky Municipal Bond Fund;
31. The Louisiana Municipal Bond Fund;
32. The Arizona Municipal Bond Fund;
33. The Treasury Only Money Market Fund;
34. The Government Money Market Fund;
35. The Institutional Prime Money Market Fund;
36. The Treasury & Agency Fund;
37. The Small Cap Value Fund;
38. The Diversified Mid Cap Fund;
39. The Diversified International Fund;
40. The Market Expansion Index Fund;
41. The Bond Fund;
42. The Short-Term Municipal Bond Fund;

43. The Tax-Free Bond Fund;
44. The Michigan Municipal Bond Fund;
45. The Michigan Municipal Money Market Fund;
46. The U.S. Government Securities Money Market Fund;
47. The Mortgage-Backed Securities Fund;
48. The Health Sciences Fund;
49. The Market Neutral Fund;
50. The Institutional Tax-Free Money Market Fund;
51. The Institutional Prime Plus Money Market Fund; and
52. The Real Estate Fund.

   Generally, the Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) offer shares in four separate classes: Class I Shares, Class A Shares, Class B and Class C/1/ Shares. The Institutional Money Market Funds may offer Class I Shares, Class S Shares and Administrative Class Shares. Certain of the Money Market Funds offer Service Class Shares. The classes of shares offered by the Funds can be found under the topic "The Trust" at the beginning of the Statement of Additional Information dated November 1, 2002. In addition, please read the relevant Prospectuses for the Funds for more details.

   Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and the applicable Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

   Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

   Class A Shares, Class B Shares, Class C Shares, Class S, and Administrative Class Shares of a Fund each have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

Shareholder and Trustee Liability

   Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

   The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.
--------
1. Class C Shares are currently not available for purchase in all Funds of the Trust.

Performance

   From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

   Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

   The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period).

   Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

   Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.

Calculation of Performance Data

   The performance of the Fund may be compared in publications to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services, as set forth below.

   Performance information showing the Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                          30-Day Yield =     a-b
                                             ---
                                         2[(cd+1)6-1]

   In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

   The Fund's respective cumulative total return and average annual total return will be determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return before taxes for a particular class of the Fund will be computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

   "Return Before Taxes" information shows the actual change in the value of the Fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the Fund shares. Return After Taxes on distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

   Performance information showing the Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature. The distribution rate is calculated as follows:


distribution yield =   a/(b) x 365
                       -----------
                            c

   In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

   Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, the Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Class I Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers.

ADDITIONAL INFORMATION REGARDING PERFORMANCE

The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. Further, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise their total return in the same manner. If reflected, sales charges would reduce these total return calculations.

The Fund may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Lehman Brothers, Salomon Brothers, Inc and iMoney Net, Inc. (formerly known as the IBC/Donoghue organization). These indices are not managed for any investment goals.

The Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper, Inc. and iMoney Net, Inc.

Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical database of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a database of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

Finally, the Funds may include ratings of rating organizations (like Moody's Investors Service, Standard & Poor's Corporation, and Fitch IBCA, Duff & Phelps) in advertising and other types of literature.

Miscellaneous

   The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

   As used in the Trust's Prospectuses and in this Statement of Additional Information and the Statement of Additional Information, dated November 1, 2002, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. As used in the Trust's Prospectuses and in this Statement of Additional Information and the Statement of Additional Information, dated November 1, 2002, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

   The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

   The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

   The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

Financial Statements

   Because the Fund is a series without assets or operating history, there are no financial statements for the Fund.

                      APPENDIX A--DESCRIPTION OF RATINGS

   The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

   Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor's Corporation ("S&P")

A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B   Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C   Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D   In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch's IBCA, Duff & Phelps ("Fitch")

F1  HIGHEST CREDIT QUALITY.  Indicates the strongest capacity for timely payment of financial commitments;
    may have an added "+" to denote any exceptionally strong credit feature.

F2  GOOD CREDIT QUALITY.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  FAIR CREDIT QUALITY.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B   SPECULATIVE.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C   HIGH DEFAULT RISK.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D   DEFAULT.  Denotes actual or imminent payment default.

--------

"+" or "-" may be appended to 'F-1' rating to denote relative status within the 'F1' rating category.

'NR'       indicates that Fitch does not rate the issuer or issue in question.

Moody's Investors Service ("Moody's")

Prime-1    Superior ability for repayment.

Prime-2    Strong ability for repayment.

Prime-3    Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime  Does not fall within any of the Prime rating categories.

                          DESCRIPTION OF BANK RATINGS

Moody's

   These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

A   These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B   These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C   These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D   Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E   Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Intermediate Categories

   Where appropriate, a "+" modifier will be appended to ratings below the "A" category and a "-" modifier will be appended to ratings above the "E" category to distinguish those banks that fall in intermediate categories.

                          DESCRIPTION OF BOND RATINGS

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.


AAA     The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA      The obligor's capacity to meet its financial commitments on the obligation is very strong.

A       The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB     Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB      Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B       More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC     Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC      Currently highly vulnerable to nonpayment.

C       Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D       In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R.    Not Rated


Moody's

Investment Grade

Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
    Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

Aa  High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A   These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured).
    Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

Ba  These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B   These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca  Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

C   The lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch

Investment Grade

AAA HIGHEST CREDIT QUALITY.  'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  VERY HIGH CREDIT QUALITY.  'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A   HIGH CREDIT QUALITY.  'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB GOOD CREDIT QUALITY.  'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-
    grade category.

Speculative Grade

BB   SPECULATIVE.  'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B    HIGHLY SPECULATIVE.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, HIGH DEFAULT RISK.  Default is a real possibility. Capacity for meeting financial commitments is solely
CC,  reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of
C    some kind appears probable. 'C' ratings signal imminent default.

DDD, DEFAULT.  The ratings of obligations in this category are based on their prospects for achieving partial or full
DD,  recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative
D    and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD'
     indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

                       DESCRIPTION OF INSURANCE RATINGS

Moody's

   These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.


Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa  These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A   Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba  Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B   Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca  Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C   Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S & P

   An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA Extremely Strong financial security characteristics. "AAA" is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

AA  Very Strong financial security characteristics, differing only slightly from those rated higher.

A   Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strength. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

BB  Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B   Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC  Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R   An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR  Not Rated, which implies no opinion about the insurer's financial security.

Plus (+)
or
minus (-) Following ratings from "AA" to "CCC" show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings Definitions

   A Fitch insurer financial strength rating ("IFS rating") provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

   The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the "AA" through "CCC" categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of "BBB-" and higher are considered to be "Secure", and those of "BB+" and lower are considered to be "Vulnerable".

AAA  EXCEPTIONALLY STRONG.  Companies assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA   VERY STRONG.  Companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A    STRONG.  Companies are viewed as possessing strong capacity to meet policyholder and contract obligations.
     Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB  GOOD.  Companies are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB   Moderately Weak.  Companies are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B    Weak.  Companies are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, Very Weak.  Companies rated in any of these three categories are viewed as very weak with a very poor
CC,  capacity to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any
C    adverse business and economic factors is expected to be insurmountable. A "CC" rating indicates that some form of insolvency or liquidity impairment appears probable. A "C" rating signals that insolvency or a liquidity impairment appears imminent.

DDD, Distressed.  These ratings are assigned to companies that have either failed to make payments on their
DD,  obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory
D    intervention. Within the "DDD"-"D" range, those companies rated "DDD" have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contractholders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90-100%). Those rated "DD" show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated "D" are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

                 Short-Term Insurer Financial Strength Ratings

   Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

   The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of "F1", "F2" and "F3" are considered to be "Secure", while those of "B" and below are viewed as "Vulnerable".

F1  STRONG.  Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-
    term obligations.

F2  MODERATELY STRONG.  Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3  MODERATE.  Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-
    term adverse change in business or economic factors would likely move the insurer to a "vulnerable' rating category.

B   WEAK.  Insurers are viewed as having a weak capacity to meet their near-term obligations.

C   VERY WEAK.  Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D   DISTRESSED.  Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

                     DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's

MIG1/VMIG1 Superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2 Strong credit quality.  Margins of protection are ample although not so large as in the preceding group.

MIG3/VMIG3 Acceptable credit quality.  Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG         This denotes speculative quality.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

SP-3 Speculative capacity to pay principal and interest.

                    DESCRIPTION OF PREFERRED STOCK RATINGS

Moody's


aaa Top-quality preferred stock.  This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa  High-grade preferred stock.  This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a   Upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the "aaa" and "aa"
    classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba  Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b   Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca  Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c   Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    RE-SAI 10/29/03